As filed with the Securities and Exchange Commission on September 29, 2004

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q
        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number 811-05632
                                                     ---------

                           Fremont Mutual Funds, Inc.
               (Exact name of registrant as specified in charter)

                          333 Market Street, Suite 2600
                             San Francisco, CA 94105
               (Address of principal executive offices) (Zip code)

                             Tina Thomas, Secretary
                           Fremont Mutual Funds, Inc.
                          333 Market Street, Suite 2600
                             San Francisco, CA 94105
                     (Name and address of agent for service)

                                    Copy to:
                            Robert A. Robertson, Esq.
                                   Dechert LLP
                        4675 MacArthur Court, Suite 1400
                          Newport Beach, CA 92660-8842

                                 (415) 284-8733
               Registrant's telephone number, including area code

Date of fiscal year end: OCTOBER 31, 2004
                         ----------------

Date of reporting period: JULY 31, 2004
                          -------------

ITEM 1. SCHEDULE OF INVESTMENTS.

                               FREMONT GLOBAL FUND
                            July 31, 2004 (Unaudited)

SCHEDULE OF INVESTMENTS IN SECURITIES AND NET ASSETS

                                                                                      Country
       Shares            Security Description                                           Code         Value (000s)
---------------------------------------------------------------------------------------------------------------------
COMMON STOCKS  66.9%

BUSINESS EQUIPMENT & SERVICES  3.6%

                30,900   WPP Group PLC                                                   UK      $               287
                 9,100   Administaff, Inc.*                                              US                      121
                40,100   Alloy, Inc.*                                                    US                      206
                12,700   Apollo Group, Inc. (Class A)*                                   US                    1,061
                12,900   Calgon Carbon Corp.                                             US                       82
                24,100   Centra Software, Inc.*                                          US                       50
                24,500   Clean Harbors, Inc.*                                            US                      235
                 2,300   Computer Sciences Corp.*                                        US                      109
                 6,100   CoStar Group, Inc.*                                             US                      259
                15,400   eBay, Inc.*                                                     US                    1,206
                 2,700   Equifax, Inc.                                                   US                       65
                 5,600   Equinix, Inc.*                                                  US                      182
                 1,000   Greenfield Online, Inc.*                                        US                       16
                18,300   H&R Block, Inc.                                                 US                      899
                14,600   Harris Interactive, Inc.*                                       US                       94
                 5,400   Infocrossing, Inc.*                                             US                       70
                 3,100   Kanbay International, Inc.*                                     US                       48
                14,100   Lionbridge Technologies, Inc.*                                  US                      105
                61,300   Looksmart*                                                      US                      110
                80,500   Office Depot, Inc.*                                             US                    1,320
                 9,000   Pemstar, Inc.*                                                  US                       20
                29,400   Pitney Bowes, Inc.                                              US                    1,241
                 1,100   Remedytemp, Inc. (Class A)*                                     US                        9
                 2,300   Ryder System, Inc.                                              US                       99
                20,600   Yahoo!, Inc.*                                                   US                      634
                 3,500   Young Broadcasting, Inc. (Class A)*                             US                       37
                                                                                                 --------------------
                                                                                                               8,565
                                                                                                 --------------------
CAPITAL GOODS  1.4%

                11,200   AAON, Inc.*                                                     US                      202
                10,900   BHA Group Holdings, Inc. (Class A)                              US                      414
                 4,800   Black & Decker Corp.                                            US                      336
                19,700   Emerson Electric Co.                                            US                    1,196
                 2,850   Graco, Inc.                                                     US                       90
                 2,700   Harsco Corp.                                                    US                      121
                 9,900   IMPCO Technologies, Inc.*                                       US                       60
                10,200   Johnson Controls, Inc.                                          US                      576
                 9,150   Northern Technologies International Corp.                       US                       49
                 1,400   Rockwell Automation, Inc.                                       US                       52
                 2,400   Sherwin-Williams Co. (The)                                      US                       97
                                                                                                 --------------------
                                                                                                               3,193
                                                                                                 --------------------

                               FREMONT GLOBAL FUND
                            July 31, 2004 (Unaudited)

SCHEDULE OF INVESTMENTS IN SECURITIES AND NET ASSETS

                                                                                      Country
       Shares            Security Description                                           Code         Value (000s)
---------------------------------------------------------------------------------------------------------------------
CONSUMER DURABLES  1.4%

                36,714   Luxottica Group ADR                                             IT      $               629
                15,300   Sony Corp. ADR                                                  JP                      530
                31,000   TI Automotive Ltd. (Class A)(e)*                                UK                       --
                14,200   Ford Motor Co.                                                  US                      209
                13,100   Harley-Davidson, Inc.                                           US                      784
                 7,300   Harman International Industries, Inc.                           US                      626
                 1,800   Maytag Corp.                                                    US                       37
                 6,100   Nautilus Group, Inc. (The)                                      US                      113
                 7,660   Whirlpool Corp.                                                 US                      478
                                                                                                 --------------------
                                                                                                               3,406
                                                                                                 --------------------
CONSUMER NON-DURABLES  5.8%

               136,965   Coca-Cola Amatil Ltd.                                           AU                      676
                 3,310   Nestle SA                                                       CH                      843
                 6,280   Groupe Danone                                                   FR                      518
                 8,760   L'Oreal SA                                                      FR                      628
                 7,300   LVMH Moet Hennessy Louis Vuitton SA                             FR                      498
                20,683   Kao Corp.                                                       JP                      513
                22,450   Heineken NV                                                     NL                      702
                84,987   Koninklijke Ahold NV                                            NL                      635
                79,800   Cadbury Schweppes PLC                                           UK                      653
                64,335   Diageo PLC                                                      UK                      798
                66,500   Unilever PLC                                                    UK                      589
                11,600   Altria Group, Inc.                                              US                      552
                 4,200   Anheuser-Busch Cos., Inc.                                       US                      218
                 6,000   Avon Products, Inc.                                             US                      258
                 4,100   Campbell Soup Co.                                               US                      105
                17,400   Coach, Inc.*                                                    US                      745
                 6,997   Coca-Cola Co. (The)                                             US                      307
                12,300   Coca-Cola Enterprises, Inc.                                     US                      251
                 6,000   Energizer Holdings, Inc.*                                       US                      229
                 2,800   Georgia-Pacific Corp.                                           US                       94
                 7,793   Gillette Co. (The)                                              US                      304
                14,100   Gymboree Corp.*                                                 US                      223
                 4,100   Ingram Micro, Inc. (Class A)*                                   US                       58
                 7,200   Kellogg Co.                                                     US                      300
                11,700   Kimberly-Clark Corp.                                            US                      750
                12,200   Pepsi Bottling Group, Inc.                                      US                      340
                 5,600   PepsiAmericas, Inc.                                             US                      105
                30,600   Procter & Gamble Co.                                            US                    1,596
                 1,900   Timberland Co. (The) (Class A)*                                 US                      110
                 1,000   Universal Corp.                                                 US                       48
                                                                                                 --------------------
                                                                                                              13,646
                                                                                                 --------------------

                               FREMONT GLOBAL FUND
                            July 31, 2004 (Unaudited)

SCHEDULE OF INVESTMENTS IN SECURITIES AND NET ASSETS

                                                                                      Country
       Shares            Security Description                                           Code         Value (000s)
---------------------------------------------------------------------------------------------------------------------
CONSUMER SERVICES  4.4%

                72,085   Television Broadcasts Ltd.                                      HK      $               295
                90,900   Reed Elsevier PLC                                               UK                      805
                23,700   Caesars Entertainment, Inc.*                                    US                      349
                76,240   Cendant Corp.                                                   US                    1,744
                53,400   Comcast Corp. (Special Class A)*                                US                    1,431
                26,800   Fox Entertainment Group, Inc. (Class A)*                        US                      724
                12,200   Gannett Co., Inc.                                               US                    1,014
                30,600   International Game Technology                                   US                      990
               109,800   Liberty Media Corp. (Class A)*                                  US                      931
                   800   Media General, Inc. (Class A)                                   US                       48
                 4,300   MGM Mirage*                                                     US                      190
                 6,700   Monro Muffler, Inc.*                                            US                      148
                81,500   Time Warner, Inc.*                                              US                    1,357
                 1,200   Viacom, Inc. (Class B)                                          US                       40
                 9,500   Walt Disney Co. (The)                                           US                      219
                                                                                                 --------------------
                                                                                                              10,285
                                                                                                 --------------------
ENERGY  4.3%

                11,760   Nexen, Inc.                                                     CA                      453
                 6,700   Total SA ADR                                                    FR                      652
                14,600   Royal Dutch Petroleum Co., ADR                                  NL                      734
                 9,200   BP PLC ADR                                                      UK                      519
                 6,500   Anadarko Petroleum Corp.                                        US                      389
                15,100   ChevronTexaco Corp.                                             US                    1,444
                12,800   ConocoPhillips                                                  US                    1,008
                15,200   Devon Energy Corp.                                              US                    1,056
                 1,100   EOG Resources, Inc.                                             US                       70
                16,110   Exxon Mobil Corp.                                               US                      746
                26,600   Kerr-McGee Corp.                                                US                    1,397
                 9,100   Occidental Petroleum Corp.                                      US                      448
                15,600   Pioneer Natural Resources Co.                                   US                      562
                 9,000   Smith International, Inc.*                                      US                      525
                                                                                                 --------------------
                                                                                                              10,003
                                                                                                 --------------------
FINANCIAL SERVICES (BANKS)  5.5%

                33,100   National Australia Bank Ltd.                                    AU                      624
                 5,640   Bank of Nova Scotia                                             CA                      155
                 7,600   Deutsche Bank AG                                                DE                      530
                62,400   Banco Santander Central Hispano SA                              ES                      592
                55,000   HSBC Holdings PLC                                               HK                      813
                26,900   Royal Bank of Scotland Group PLC                                UK                      756
                24,100   Bank of America Corp.                                           US                    2,049
                60,836   Citigroup, Inc.                                                 US                    2,682
                46,600   Mellon Financial Corp.                                          US                    1,281

                               FREMONT GLOBAL FUND
                            July 31, 2004 (Unaudited)

SCHEDULE OF INVESTMENTS IN SECURITIES AND NET ASSETS

                                                                                      Country
       Shares            Security Description                                           Code         Value (000s)
---------------------------------------------------------------------------------------------------------------------
FINANCIAL SERVICES (BANKS)  (CONT.)

                 2,100   National City Corp.                                             US      $                77
                49,700   Wachovia Corp.                                                  US                    2,202
                22,075   Wells Fargo & Co.                                               US                    1,267
                                                                                                 --------------------
                                                                                                              13,028
                                                                                                 --------------------
FINANCIAL SERVICES (OTHER)  8.6%

                10,010   Manulife Financial Corp.                                        CA                      401
                 4,300   Allianz AG                                                      DE                      416
                24,600   ING Groep NV                                                    NL                      570
                28,600   Allstate Corp. (The)                                            US                    1,347
                15,400   AMBAC Financial Group, Inc.                                     US                    1,095
                50,500   American Express Co.                                            US                    2,538
                26,354   American International Group, Inc.                              US                    1,862
                   800   Bear Stearns Cos., Inc. (The)                                   US                       67
                17,300   Capital One Financial Corp.                                     US                    1,199
                19,100   Chubb Corp. (The)                                               US                    1,314
                 3,900   CIT Group, Inc.                                                 US                      136
                 1,600   Doral Financial Group                                           US                       63
                22,200   Fannie Mae                                                      US                    1,575
                30,400   JPMorgan Chase & Co.                                            US                    1,135
                 4,600   Knight Trading Group, Inc. (Class A)*                           US                       39
                 2,000   MBIA, Inc.                                                      US                      108
                21,000   Merrill Lynch & Co., Inc.                                       US                    1,044
                 3,380   MGIC Investment Corp.                                           US                      240
                23,400   Moody's Corp.                                                   US                    1,594
                25,000   Morgan Stanley                                                  US                    1,233
                 2,400   Progressive Corp.                                               US                      184
                13,100   SLM Corp.                                                       US                      497
                 6,100   St. Paul Travelers Cos., Inc. (The)                             US                      226
                34,500   Washington Mutual, Inc.                                         US                    1,339
                                                                                                 --------------------
                                                                                                              20,222
                                                                                                 --------------------
HEALTH CARE  10.9%

                17,700   Novartis AG                                                     CH                      791
                 7,600   Roche Holding AG                                                CH                      750
                 5,610   Synthes, Inc.                                                   CH                      551
                 9,100   Fresenius Medical Care AG                                       DE                      663
                13,700   Novo-Nordisk AS (Class B)                                       DK                      698
                10,732   Cie Generale d'Optiquie Essilor International SA                FR                      659
                 6,100   Sanofi-Aventis                                                  FR                      403
                 3,000   ICON PLC ADR*                                                   IE                      111
                33,000   Teva Pharmaceutical Industries Ltd. ADR                         IL                      977
                11,173   Takeda Pharmaceutical Co. Ltd.                                  JP                      522
                29,200   GlaxoSmithKline PLC                                             UK                      593
                28,200   Smith & Nephew PLC                                              UK                      286

                               FREMONT GLOBAL FUND
                            July 31, 2004 (Unaudited)

SCHEDULE OF INVESTMENTS IN SECURITIES AND NET ASSETS

                                                                                      Country
       Shares            Security Description                                           Code         Value (000s)
---------------------------------------------------------------------------------------------------------------------
HEALTH CARE  (CONT.)

                30,700   Abbott Laboratories                                             US      $             1,208
                 1,800   Advanced Neuromodulation Systems, Inc.*                         US                       58
                 6,500   Alcon, Inc.                                                     US                      498
                18,100   Amgen, Inc.*                                                    US                    1,030
                 7,800   Andrx Corp.*                                                    US                      202
                 3,200   Angiodynamics, Inc.*                                            US                       44
                14,500   Anthem, Inc.*                                                   US                    1,196
                 3,800   Apogent Technologies, Inc.*                                     US                      124
                15,500   ArthroCare Corp.*                                               US                      413
                 4,100   Atherogenics, Inc.*                                             US                       59
                 3,200   Bard (C.R.), Inc.                                               US                      177
                 2,100   Bausch & Lomb, Inc.                                             US                      129
                 2,800   Baxter International, Inc.                                      US                       84
                 7,800   Becton, Dickinson & Co.                                         US                      368
                 7,100   Conceptus, Inc.*                                                US                       69
                10,000   Coventry Health Care, Inc.*                                     US                      511
                24,600   Eclipsys Corp.*                                                 US                      369
                19,800   Genentech, Inc.*                                                US                      964
                19,800   Harvard Bioscience, Inc.*                                       US                       75
                26,700   HCA, Inc.                                                       US                    1,032
                 1,900   Health Net, Inc.*                                               US                       46
                 1,330   Hospira, Inc.*                                                  US                       34
                 4,600   Humana, Inc.*                                                   US                       83
                 7,500   IMS Health, Inc.                                                US                      182
                14,400   Intuitive Surgical, Inc.*                                       US                      329
                 6,900   Johnson & Johnson                                               US                      381
                22,500   Medtronic, Inc.                                                 US                    1,118
                33,758   Merck & Co., Inc.                                               US                    1,531
                31,400   Millennium Pharmaceuticals, Inc.*                               US                      349
                 9,500   Mylan Laboratories, Inc.                                        US                      141
                39,962   NeoPharm, Inc.*                                                 US                      252
                24,200   OraSure Technologies, Inc.*                                     US                      188
                 6,000   PacifiCare Health Systems*                                      US                      183
                 1,200   Par Pharmaceutical Cos., Inc.*                                  US                       45
                15,100   Perrigo Co.                                                     US                      252
                47,500   Pfizer, Inc.                                                    US                    1,518
                 7,500   Quidel Corp.*                                                   US                       26
                19,300   Regeneration Technologies, Inc.*                                US                      188
                22,000   Stryker Corp.                                                   US                    1,049
                10,500   UnitedHealth Group, Inc.                                        US                      660
                11,800   Varian Medical Systems, Inc.*                                   US                      814
                 4,500   Vital Images, Inc.*                                             US                       52
                 5,400   Watson Pharmaceuticals, Inc.*                                   US                      136
                12,500   Wyeth                                                           US                      443
                                                                                                 --------------------
                                                                                                              25,614
                                                                                                 --------------------

                               FREMONT GLOBAL FUND
                            July 31, 2004 (Unaudited)

SCHEDULE OF INVESTMENTS IN SECURITIES AND NET ASSETS

                                                                                      Country
       Shares            Security Description                                           Code         Value (000s)
---------------------------------------------------------------------------------------------------------------------
MULTI-INDUSTRY  1.6%

                 1,200   FMC Corp.*                                                      US      $                53
                85,658   General Electric Co.                                            US                    2,848
                24,200   Honeywell International, Inc.                                   US                      910
                                                                                                 --------------------
                                                                                                               3,811
                                                                                                 --------------------
RAW MATERIALS  1.3%

                 5,100   L'Air Liquide SA                                                FR                      826
                 5,600   3M Co.                                                          US                      461
                 6,300   Alcoa, Inc.                                                     US                      202
                11,800   Coeur d'Alene Mines Corp.*                                      US                       41
                29,200   E.I. du Pont de Nemours & Co.                                   US                    1,252
                 4,800   Masco Corp.                                                     US                      145
                 2,100   Timken Co. (The)                                                US                       52
                                                                                                 --------------------
                                                                                                               2,979
                                                                                                 --------------------
REAL ESTATE INVESTMENT TRUSTS  0.1%

                14,500   Annaly Mortgage Management, Inc.                                US                      239
                                                                                                 --------------------
                                                                                                                 239
                                                                                                 --------------------
RETAIL  3.8%

                 1,700   AutoZone, Inc.*                                                 US                      131
                29,300   Bed Bath & Beyond, Inc.*                                        US                    1,037
                 2,300   Best Buy Co., Inc.                                              US                      111
                22,400   Claire's Stores, Inc.                                           US                      516
                31,420   CVS Corp.                                                       US                    1,316
                 1,300   Design Within Reach, Inc.*                                      US                       21
                 8,500   Electronics Boutique Holdings Corp.*                            US                      213
                 5,800   Federated Department Stores, Inc.                               US                      278
                 7,800   Gap, Inc. (The)                                                 US                      177
                 6,000   Goody's Family Clothing, Inc.                                   US                       52
                18,300   Home Depot, Inc.                                                US                      617
                 2,900   J. Jill Group, Inc. (The)*                                      US                       54
                 2,600   J.C. Penney Co., Inc.                                           US                      104
                 9,000   Limited Brands                                                  US                      184
                11,000   Lowe's Cos., Inc.                                               US                      536
                 4,300   May Department Stores Co.                                       US                      114
                 9,400   McDonald's Corp.                                                US                      259
                 2,600   Rent-A-Center, Inc.*                                            US                       76
                 5,400   Saks, Inc.                                                      US                       70
                21,800   Starbucks Corp.*                                                US                    1,024
                 3,400   Target Corp.                                                    US                      148
                 5,800   TJX Cos., Inc.                                                  US                      136
                15,900   Too, Inc.*                                                      US                      238

                               FREMONT GLOBAL FUND
                            July 31, 2004 (Unaudited)

SCHEDULE OF INVESTMENTS IN SECURITIES AND NET ASSETS

                                                                                      Country
       Shares            Security Description                                           Code         Value (000s)
---------------------------------------------------------------------------------------------------------------------
RETAIL  (CONT.)

                11,600   Tweeter Home Entertainment Group, Inc.*                         US      $                55
                 2,466   Wal-Mart Stores, Inc.                                           US                      131
                36,200   Yum! Brands, Inc.                                               US                    1,390
                                                                                                 --------------------
                                                                                                               8,988
                                                                                                 --------------------
SHELTER  0.4%

                   400   NVR, Inc.*                                                      US                      186
                12,100   Pulte Corp.                                                     US                      661
                                                                                                 --------------------
                                                                                                                 847
                                                                                                 --------------------
TECHNOLOGY (COMPONENTS)  3.5%

                28,300   Exfo Electro-Optical Engineering, Inc.*                         CA                      133
                 7,000   Kyocera Corp.                                                   JP                      540
                 4,200   Actel Corp.*                                                    US                       63
                14,400   Advanced Micro Devices, Inc.*                                   US                      180
                28,700   Anaren Microwave, Inc.*                                         US                      344
                25,000   Arrow Electronics, Inc.*                                        US                      592
                11,400   Avnet, Inc.*                                                    US                      221
                15,600   Catalyst Semiconductor, Inc.*                                   US                       91
                95,600   Cisco Systems, Inc.*                                            US                    1,994
                 9,400   Corning, Inc.*                                                  US                      116
                12,100   EMC Corp.*                                                      US                      133
                12,900   Genesis Microchip, Inc.*                                        US                      148
                18,600   hi/fn, inc.*                                                    US                      170
                24,312   Identix, Inc.*                                                  US                      131
                12,973   Intel Corp.                                                     US                      316
                11,500   Interlink Electronics, Inc.*                                    US                      102
                 8,700   Leadis Technology, Inc.*                                        US                       96
                45,000   Marvell Technology Group Ltd*                                   US                    1,045
                 5,400   MEMC Electronic Materials, Inc.*                                US                       49
                21,700   Microtune, Inc.*                                                US                       97
                 2,400   National Semiconductor Corp.*                                   US                       41
                 3,100   NCR Corp.*                                                      US                      144
                 6,800   Power Integrations, Inc.*                                       US                      137
                 5,000   Qualcomm, Inc.                                                  US                      345
                18,500   Sirenza Microdevices, Inc.*                                     US                       90
                 4,400   Thomas & Betts Corp.                                            US                      116
                25,100   Trident Microsystems, Inc.*                                     US                      306
                16,600   Vishay Intertechnology, Inc.*                                   US                      257
                11,100   Woodhead Industries, Inc.                                       US                      166
                                                                                                 --------------------
                                                                                                               8,163
                                                                                                 --------------------

                               FREMONT GLOBAL FUND
                            July 31, 2004 (Unaudited)

SCHEDULE OF INVESTMENTS IN SECURITIES AND NET ASSETS

                                                                                      Country
       Shares            Security Description                                           Code         Value (000s)
---------------------------------------------------------------------------------------------------------------------
TECHNOLOGY (EQUIPMENT)  4.4%

                20,000   Vestas Wind Systems AS                                          DK      $               255
                46,000   Ceragon Networks Ltd.*                                          IL                      221
                22,600   RIT Technologies Ltd.*                                          IL                       31
                99,000   Telefonaktiebolaget LM Ericsson (Class B)                       SE                      264
                11,800   Apple Computer, Inc.*                                           US                      382
                10,800   Applied Materials, Inc.*                                        US                      183
                12,400   ATMI, Inc.*                                                     US                      252
                14,400   AudioCodes Ltd.*                                                US                      153
                 4,000   Audiovox Corp.*                                                 US                       69
                 6,700   August Technology Corp.*                                        US                       69
                 8,400   Carrier Access Corp.*                                           US                       63
                 9,500   COMARCO, Inc.*                                                  US                       67
                26,800   Computer Access Technology Corp.*                               US                      114
                39,992   Dell, Inc.*                                                     US                    1,419
                10,200   FormFactor, Inc.*                                               US                      205
                 4,600   General Dynamics Corp.                                          US                      455
                10,300   Hewlett-Packard Co.                                             US                      208
                 3,289   International Business Machines Corp.                           US                      286
                23,900   Intevac, Inc.*                                                  US                      105
                 8,200   L-3 Communications Holdings, Inc.                               US                      501
                 2,600   Lexmark International, Inc. (Class A)*                          US                      230
                53,400   Motorola, Inc.                                                  US                      851
                23,800   NetScout Systems, Inc.*                                         US                      146
                17,400   Northrop Grumman Corp.                                          US                      915
                11,000   Rimage Corp.*                                                   US                      150
                   700   Stratasys, Inc.*                                                US                       18
                24,800   Sunrise Telecom, Inc.                                           US                       62
                 4,800   Tellabs, Inc.*                                                  US                       43
                11,114   Texas Instruments, Inc.                                         US                      237
                17,300   Tut Systems, Inc.*                                              US                       32
                33,200   TVI Corp.*                                                      US                      137
                12,300   United Technologies Corp.                                       US                    1,150
                 5,200   Western Digital Corp.*                                          US                       36
                 8,900   X-Rite, Inc.                                                    US                      133
                67,800   Xerox Corp.*                                                    US                      940
                                                                                                 --------------------
                                                                                                              10,382
                                                                                                 --------------------
TECHNOLOGY (SOFTWARE)  2.2%

                 8,700   SAP AG ADR                                                      DE                      348
                 8,700   Activision, Inc.*                                               US                      127
                 6,100   Adobe Systems, Inc.                                             US                      257
                 6,400   Autodesk, Inc.                                                  US                      257
                 2,600   Citrix Systems, Inc.*                                           US                       46
                67,231   Microsoft Corp.                                                 US                    1,913
                18,734   Oracle Corp.*                                                   US                      197

                               FREMONT GLOBAL FUND
                            July 31, 2004 (Unaudited)

SCHEDULE OF INVESTMENTS IN SECURITIES AND NET ASSETS

       Shares/                                                                        Country
       Face Amount       Security Description                                           Code         Value (000s)
---------------------------------------------------------------------------------------------------------------------
TECHNOLOGY (SOFTWARE)  (CONT.)

                18,700   Pervasive Software, Inc.*                                       US      $               114
                31,600   Symantec Corp.*                                                 US                    1,478
                18,200   Tier Technologies, Inc. (Class B)*                              US                      150
                 5,900   Websense, Inc.*                                                 US                      225
                                                                                                 --------------------
                                                                                                               5,112
                                                                                                 --------------------
TRANSPORTATION  0.2%

                 2,500   Alaska Air Group, Inc.*                                         US                       52
                 2,000   Burlington Northern Santa Fe Corp.                              US                       71
                 1,000   FedEx Corp.                                                     US                       82
                 2,300   United Parcel Service, Inc. (Class B)                           US                      166
                                                                                                 --------------------
                                                                                                                 371
                                                                                                 --------------------
UTILITIES  3.5%

                32,900   Vodafone Group PLC ADR                                          UK                      715
                23,000   CenturyTel, Inc.                                                US                      713
                11,400   Constellation Energy Group, Inc.                                US                      439
                80,200   Exelon Corp.                                                    US                    2,799
                28,400   FirstEnergy Corp.                                               US                    1,110
                76,000   Nextel Communications, Inc. (Class A)*                          US                    1,730
                10,200   PanAmSat Corp.*                                                 US                      237
                20,200   Sprint Corp. - FON Group                                        US                      377
                 5,712   Verizon Communications, Inc.                                    US                      220
                                                                                                 --------------------
                                                                                                               8,340
                                                                                                 --------------------

TOTAL COMMON STOCKS (COST $142,144)                                                                          157,194
                                                                                                 --------------------

BONDS  29.6%

FOREIGN CORPORATE BONDS  7.0%

AU$          2,000,000   GE Capital Australia Funding Pty Ltd., 7.000%, 09/15/09                               1,449
             1,000,000   Eurofima, 6.500%, 08/22/11                                                              718
             1,000,000   Pacific Life funding LLC, 6.500%, 04/15/08                                              708
DM           2,000,000   Deutsche Bahn Finance BV, 5.000%, 06/10/08                                            1,292
(euro)       1,000,000   Fidelity International Ltd., 6.250%, 03/21/12                                         1,315
             1,000,000   Deutsche Hypo, 5.750%, 07/19/10                                                       1,323
             1,500,000   France Telecom, 6.750%, 03/14/08                                                      2,007
             1,500,000   Pemex Project Funding Master Trust, 6.625%, 04/04/10                                  1,917
(pound)        500,000   Ford Credit Canada, 7.250%, 12/07/07                                                    933
               500,000   BK Nederlandse Gemeeten, 5.625%, 02/08/11                                               913
(Yen)      100,000,000   Deutsche Telekom, 1.500%, 06/15/05                                                      910
           100,000,000   Petroliam Nasional BHD, 3.600%, 06/12/06                                                947
           100,000,000   Banque Central de Tunisie, 3.300%, 08/02/10                                             930
$            1,000,000   Kazkommerts International BV, 7.875%, 04/07/14**                                        952
                                                                                                 --------------------
                                                                                                              16,314
                                                                                                 --------------------

                               FREMONT GLOBAL FUND
                            July 31, 2004 (Unaudited)

SCHEDULE OF INVESTMENTS IN SECURITIES AND NET ASSETS

           Face Amount   Security Description                                                        Value (000s)
---------------------------------------------------------------------------------------------------------------------
FOREIGN GOVERNMENT BONDS  15.1%

CN$            152,943   Canada Government, 3.000%, 12/01/36(f)                                  $               133
             1,401,962   Canada Government, 4.000%, 12/01/31(f)                                                1,414
             2,933,889   Canada Government, 4.250%, 12/01/21(f)                                                2,842
             1,602,224   Canada Government, 4.250%, 12/01/26(f)                                                1,618
(euro)       1,000,000   Bonos Y Oblig Del Estado, 5.500%, 07/30/17                                            1,326
             1,000,000   Government of Finland, 5.750%, 02/23/11                                               1,336
                82,904   Government of France, 2.500%, 07/25/13(f)                                               104
             4,040,288   Government of France, 3.000%, 07/25/09(f)                                             5,218
             3,154,689   Government of France, 3.000%, 07/25/12(f)                                             4,134
               600,015   Government of France, 3.150%, 07/25/32(f)                                               841
             1,119,970   Government of France, 3.400%, 07/25/29(f)                                             1,606
             1,000,470   Government of France, 8.500%, 10/25/19(f)                                             1,722
(pound)      1,000,000   U.K. Gilt, 4.000%, 03/07/09                                                           1,737
               200,000   U.K. Gilt, 2.500%, 05/20/09                                                             862
                70,000   U.K. Gilt, 2.500%, 08/16/13                                                             270
               980,000   U.K. Gilt, 2.500%, 07/26/16                                                           4,180
               260,000   U.K. Gilt, 2.500%, 07/17/24                                                             974
               350,000   U.K. Gilt, 4.125%, 07/22/30                                                           1,277
NK           7,500,000   Norway Government Bond, 5.000%, 05/15/15                                              1,119
             5,000,000   Norway Government Bond, 6.000%, 05/16/11                                                792
SG$          1,000,000   Government of Singapore, 3.750%, 09/01/16                                               582
             1,500,000   Government of Singapore, 4.375%, 01/15/09                                               950
$              267,000   United Mexican States, 5.875%, 01/15/14                                                 262
               170,000   United Mexican States, 8.375%, 01/14/11                                                 195
                                                                                                 --------------------
                                                                                                              35,494
                                                                                                 --------------------
U.S. CORPORATE BONDS 1.8%

(euro)       1,500,000   General Electric Capital Corp., 5.750%, 11/20/08                                      1,963
NZ$          1,000,000   General Motors Acceptance Corp., 7.500%, 12/01/06                                       628
$              250,000   Delta Airlines, Inc., 6.417%, 07/02/12                                                  259
             1,000,000   General Electric Capital Corp., 3.250%, 04/15/13                                        968
               500,000   Glencore Funding LLC, 6.000%, 04/15/14**                                                471
                                                                                                 --------------------
                                                                                                               4,289
                                                                                                 --------------------
U.S. GOVERNMENT & AGENCIES 5.7%

             1,000,000   FHLB, 3.500%, 06/18/13                                                                  963
             1,029,400   U.S. Treasury Inflation Indexed Bond, 1.875%, 07/15/13(f)                             1,025
             1,977,773   U.S. Treasury Inflation Indexed Bond, 3.625%, 01/15/08(f)                             2,165
             2,564,655   U.S. Treasury Inflation Indexed Bond, 3.875%, 04/15/29(f)                             3,249
             5,420,638   U.S. Treasury Inflation Indexed Bond, 3.500%, 01/15/11(f)                             6,048
                                                                                                 --------------------
                                                                                                              13,450
                                                                                                 --------------------

TOTAL BONDS (COST $61,147)                                                                                    69,547
                                                                                                 --------------------

                               FREMONT GLOBAL FUND
                            July 31, 2004 (Unaudited)

SCHEDULE OF INVESTMENTS IN SECURITIES AND NET ASSETS

           Face Amount   Security Description                                                        Value (000s)
---------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS  3.4%

     $       5,700,000   UBS Finance (Delaware) LLC, CP, 1.320%(a),08/02/04                      $             5,700
             2,324,205   Repurchase Agreement, State Street Bank, 0.770%, 08/02/04
                         (Maturity Value $2,324) (Cost $2,324) Collateral: FHLB,
                         0.000%, 08/17/04; FHLMC, 0.000, 10/12/04; FNMA, 0.000%,
                         10/15/04; FNMA, 3.250%, 08/15/08, FNMA, 7.250%, 01/15/10;
                         FNMA, 6.000%, 05/15/11; FNMA, 4.375%, 07/17/13; (Collateral
                         Value $2,392)                                                                         2,324
                                                                                                 --------------------

TOTAL SHORT-TERM INVESTMENTS (COST $8,024)                                                                     8,024
                                                                                                 --------------------

TOTAL INVESTMENTS (COST $211,315++),  99.9%                                                                  234,765
                                                                                                 --------------------

OTHER ASSETS AND LIABILITIES, NET,  0.1%                                                                         193
                                                                                                 --------------------

NET ASSETS, 100.0%                                                                               $           234,958
                                                                                                 ====================

++ At July 31, 2004, the aggregate unrealized appreciation and depreciation of securities, based on their cost for federal income tax purposes, were as follows:
                         Cost of investments for tax purposes                                    $           212,033
                                                                                                 ====================
                         Gross tax unrealized appreciation                                       $            27,073
                         Gross tax unrealized depreciation                                                    (4,341)
                                                                                                 --------------------
                         Net tax unrealized appreciation                                         $            22,732
                                                                                                 ====================

FOR FOOTNOTE REFERENCES, SEE "NOTES TO SCHEDULES OF INVESTMENTS IN SECURITIES AND NET ASSETS."

                        FREMONT INTERNATIONAL GROWTH FUND
                            July 31, 2004 (Unaudited)

SCHEDULE OF INVESTMENTS IN SECURITIES AND NET ASSETS

                                                                                                  Country
          Shares                Security Description                                               Code       Value (000s)
------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS  99.4%

BUSINESS EQUIPMENT & SERVICES  1.1%

                       59,000   WPP Group PLC                                                      UK    $                548
                                                                                                         ---------------------
                                                                                                                          548
                                                                                                         ---------------------
CONSUMER DURABLES  4.5%

                       70,500   Luxottica Group ADR                                                IT                   1,208
                       29,450   Sony Corp. ADR                                                     JP                   1,020
                       53,800   TI Automotive Ltd. (Class A)(e)*                                   UK                      --
                                                                                                         ---------------------
                                                                                                                        2,228
                                                                                                         ---------------------
CONSUMER NON-DURABLES  27.3%

                      263,000   Coca-Cola Amatil Ltd.                                              AU                   1,298
                        6,400   Nestle SA                                                          CH                   1,630
                       11,860   Groupe Danone                                                      FR                     978
                       16,900   L'Oreal SA                                                         FR                   1,212
                       14,100   LVMH Moet Hennessy Louis Vuitton SA                                FR                     963
                       38,300   Kao Corp.                                                          JP                     949
                       42,950   Heineken NV                                                        NL                   1,343
                      163,186   Koninklijke Ahold NV                                               NL                   1,219
                      152,400   Cadbury Schweppes PLC                                              UK                   1,246
                      123,552   Diageo PLC                                                         UK                   1,533
                      130,700   Unilever PLC                                                       UK                   1,157
                                                                                                         ---------------------
                                                                                                                       13,528
                                                                                                         ---------------------
CONSUMER SERVICES  4.3%

                      145,080   Television Broadcasts Ltd.                                         HK                     594
                      174,510   Reed Elsevier PLC                                                  UK                   1,546
                                                                                                         ---------------------
                                                                                                                        2,140
                                                                                                         ---------------------
ENERGY  9.1%

                       19,420   Nexen, Inc.                                                        CA                     747
                       13,450   Total SA ADR                                                       FR                   1,309
                       28,650   Royal Dutch Petroleum Co. ADR                                      NL                   1,441
                       17,800   BP PLC ADR                                                         UK                   1,003
                                                                                                         ---------------------
                                                                                                                        4,500
                                                                                                         ---------------------
FINANCIAL SERVICES (BANKS)  13.3%

                       62,600   National Australia Bank Ltd.                                       AU                   1,179
                       11,600   Bank of Nova Scotia                                                CA                     319
                       14,250   Deutsche Bank AG                                                   DE                     993
                      118,800   Banco Santander Central Hispano SA                                 ES                   1,127
                      106,400   HSBC Holdings PLC                                                  HK                   1,572
                       50,400   Royal Bank of Scotland Group PLC                                   UK                   1,416
                                                                                                         ---------------------
                                                                                                                        6,606
                                                                                                         ---------------------

                        FREMONT INTERNATIONAL GROWTH FUND
                            July 31, 2004 (Unaudited)

SCHEDULE OF INVESTMENTS IN SECURITIES AND NET ASSETS

                                                                                                  Country
          Shares                Security Description                                               Code       Value (000s)
------------------------------------------------------------------------------------------------------------------------------
FINANCIAL SERVICES (OTHER)  5.3%

                       19,090   Manulife Financial Corp.                                           CA    $                764
                        7,850   Allianz AG                                                         DE                     759
                       48,000   ING Groep NV                                                       NL                   1,112
                                                                                                         ---------------------
                                                                                                                        2,635
                                                                                                         ---------------------
HEALTH CARE  22.9%

                       33,600   Novartis AG                                                        CH                   1,502
                       15,000   Roche Holding AG                                                   CH                   1,480
                       10,600   Synthes, Inc.                                                      CH                   1,041
                       17,200   Fresenius Medical Care AG                                          DE                   1,253
                       25,600   Novo-Nordisk AS (Class B)                                          DK                   1,305
                       21,133   Cie Generale d'Optiquie Essilor International SA                   FR                   1,298
                       11,540   Sanofi-Aventis                                                     FR                     763
                        2,000   Luxottica Group                                                    IT                      34
                       21,143   Takeda Pharmaceutical Co. Ltd.                                     JP                     989
                       56,900   GlaxoSmithKline PLC                                                UK                   1,155
                       54,130   Smith & Nephew PLC                                                 UK                     548
                                                                                                         ---------------------
                                                                                                                       11,368
                                                                                                         ---------------------
RAW MATERIALS  3.1%

                        9,557   L'Air Liquide SA                                                   FR                   1,548
                                                                                                         ---------------------
                                                                                                                        1,548
                                                                                                         ---------------------
TECHNOLOGY (COMPONENTS)  2.3%

                       14,700   Kyocera Corp.                                                      JP                   1,134
                                                                                                         ---------------------
                                                                                                                        1,134
                                                                                                         ---------------------
TECHNOLOGY (EQUIPMENT)  2.0%

                       38,870   Vestas Wind Systems AS                                             DK                     496
                      189,000   Telefonaktiebolaget LM Ericsson (Class B)                          SE                     505
                                                                                                         ---------------------
                                                                                                                        1,001
                                                                                                         ---------------------
TECHNOLOGY (SOFTWARE)  1.4%

                       17,050   SAP AG ADR                                                         DE                     682
                                                                                                         ---------------------
                                                                                                                          682
                                                                                                         ---------------------
UTILITIES  2.8%

                       62,800   Vodafone Group PLC ADR                                             UK                   1,365
                                                                                                         ---------------------
                                                                                                                        1,365
                                                                                                         ---------------------

TOTAL COMMON STOCKS (COST $46,136)                                                                                     49,283
                                                                                                         ---------------------

                        FREMONT INTERNATIONAL GROWTH FUND
                            July 31, 2004 (Unaudited)

SCHEDULE OF INVESTMENTS IN SECURITIES AND NET ASSETS

                                                                                                  Country
          Face Amount           Security Description                                               Code       Value (000s)
------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENT  0.5%

        $             239,354   Repurchase Agreement, State Street Bank, 0.770%, 08/02/04
                                (Maturity Value $239) (Cost $239) Collateral: FNMA, 6.625%,
                                11/15/10 (Collateral Value $248)                                         $                239
                                                                                                         ---------------------

TOTAL SHORT-TERM INVESTMENT (COST $239)                                                                                   239
                                                                                                         ---------------------

TOTAL INVESTMENTS (COST $46,375++),  99.9%                                                                             49,522
                                                                                                         ---------------------

OTHER ASSETS AND LIABILITIES, NET,  0.1%                                                                                   51
                                                                                                         ---------------------

NET ASSETS, 100.0%                                                                                        $            49,573
                                                                                                         =====================

++ At July 31, 2004, the aggregate unrealized appreciation and depreciation of securities, based on their cost for federal income tax purposes, were as follows:
                                Cost of investments for tax purposes                                     $             46,503
                                                                                                         =====================
                                Gross tax unrealized appreciation                                        $              4,560
                                Gross tax unrealized depreciation                                                      (1,541)
                                                                                                         ---------------------
                                Net tax unrealized appreciation                                          $              3,019
                                                                                                         =====================

FOR FOOTNOTE REFERENCES, SEE "NOTES TO SCHEDULES OF INVESTMENTS IN SECURITIES AND NET ASSETS."

                          FREMONT LARGE CAP VALUE FUND
                            July 31, 2004 (Unaudited)

SCHEDULE OF INVESTMENTS IN SECURITIES AND NET ASSETS

          Shares             Security Description                                                       Value (000s)
------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS  96.8%

BUSINESS EQUIPMENT & SERVICES  0.9%

                     2,890   Fiserv, Inc.*                                                         $                 99
                                                                                                   ---------------------
                                                                                                                     99
                                                                                                   ---------------------
CAPITAL GOODS  2.5%

                     3,000   American Standard Cos., Inc.*                                                          114
                       800   Ingersoll-Rand Co.                                                                      55
                     1,600   Johnson Controls, Inc.                                                                  90
                                                                                                   ---------------------
                                                                                                                    259
                                                                                                   ---------------------
CONSUMER NON-DURABLES  8.0%

                     4,600   Altria Group, Inc.                                                                     219
                     2,110   Anheuser-Busch Cos., Inc.                                                              110
                     4,120   Avon Products, Inc.                                                                    177
                     1,080   Coca-Cola Co. (The)                                                                     47
                       950   Dean Foods Co.*                                                                         35
                     1,000   PepsiCo, Inc.                                                                           50
                     3,900   Procter & Gamble Co.                                                                   203
                                                                                                   ---------------------
                                                                                                                    841
                                                                                                   ---------------------
CONSUMER SERVICES  8.4%

                     2,000   Carnival Corp.                                                                          93
                     4,560   Clear Channel Communications, Inc.                                                     163
                     4,300   Comcast Corp. (Class A)*                                                               118
                     2,750   Royal Caribbean Cruises Ltd.                                                           118
                     4,700   Time Warner, Inc.*                                                                      78
                     8,460   Viacom, Inc. (Class B)                                                                 284
                     1,400   Westwood One, Inc.*                                                                     33
                                                                                                   ---------------------
                                                                                                                    887
                                                                                                   ---------------------
CONSUMER DURABLES  1.9%

                     3,250   Harley-Davidson, Inc.                                                                  195
                                                                                                   ---------------------
                                                                                                                    195
                                                                                                   ---------------------
ENERGY  13.5%

                     1,700   Baker Hughes, Inc.                                                                      69
                     5,900   BP PLC ADR*                                                                            333
                     5,500   ConocoPhillips                                                                         433
                     3,760   Exxon Mobil Corp.                                                                      174
                     2,630   Halliburton Co.                                                                         84
                     1,070   Kerr-McGee Corp.                                                                        56
                     2,625   Nabors Industries Ltd.*                                                                122

                          FREMONT LARGE CAP VALUE FUND
                            July 31, 2004 (Unaudited)

SCHEDULE OF INVESTMENTS IN SECURITIES AND NET ASSETS

          Shares             Security Description                                                       Value (000s)
------------------------------------------------------------------------------------------------------------------------
ENERGY (CONT.)

                     1,200   Noble Energy, Inc.                                                    $                 66
                     1,670   Occidental Petroleum Corp.                                                              82
                                                                                                   ---------------------
                                                                                                                  1,419
                                                                                                   ---------------------
FINANCIAL SERVICES (BANKS)  9.3%

                     4,125   Bank of America Corp.                                                                  351
                     9,200   Citigroup, Inc.                                                                        406
                     7,100   MBNA Corp.                                                                             175
                     1,160   Wachovia Corp.                                                                          51
                                                                                                   ---------------------
                                                                                                                    983
                                                                                                   ---------------------
FINANCIAL SERVICES (OTHER)  17.0%

                     5,150   ACE Ltd.                                                                               209
                     1,450   Aflac, Inc.                                                                             58
                     1,000   Allstate Corp. (The)                                                                    47
                     6,200   American International Group, Inc.                                                     438
                     2,460   Axis Capital Holdings Ltd.                                                              63
                     4,250   Fannie Mae                                                                             302
                    10,428   JP Morgan Chase & Co.                                                                  389
                     1,000   Merrill Lynch & Co., Inc.                                                               50
                     1,920   Metlife, Inc.*                                                                          69
                     2,220   Morgan Stanley                                                                         110
                     1,150   PMI Group, Inc. (The)                                                                   47
                                                                                                   ---------------------
                                                                                                                  1,782
                                                                                                   ---------------------
HEALTH CARE  12.0%

                     1,900   Anthem, Inc.*                                                                          157
                     4,885   Boston Scientific Corp.*                                                               187
                     2,000   Caremark Rx, Inc.*                                                                      61
                     1,200   Forest Laboratories, Inc.*                                                              60
                     2,550   HCA, Inc.                                                                               99
                     2,200   Health Management Associates, Inc. (Class A)                                            44
                       850   Johnson & Johnson                                                                       47
                    10,150   Pfizer, Inc.                                                                           324
                     1,710   Wellpoint Health Networks, Inc.*                                                       173
                     3,010   Wyeth                                                                                  107
                                                                                                   ---------------------
                                                                                                                  1,259
                                                                                                   ---------------------
MULTI-INDUSTRY  2.6%

                     8,285   General Electric Co.                                                                   276
                                                                                                   ---------------------
                                                                                                                    276
                                                                                                   ---------------------

                          FREMONT LARGE CAP VALUE FUND
                            July 31, 2004 (Unaudited)

SCHEDULE OF INVESTMENTS IN SECURITIES AND NET ASSETS

          Shares             Security Description                                                       Value (000s)
------------------------------------------------------------------------------------------------------------------------
RAW MATERIALS  1.3%

                       855   Air Products & Chemicals, Inc.                                        $                 44
                     1,450   Alcoa, Inc.                                                                             46
                     1,150   E.I. du Pont de Nemours & Co.                                                           49
                                                                                                   ---------------------
                                                                                                                    139
                                                                                                   ---------------------
RETAIL  3.8%

                     1,420   Bed Bath & Beyond, Inc.*                                                                50
                     5,875   Home Depot, Inc.                                                                       198
                     2,040   Lowe's Cos., Inc.                                                                       99
                     1,440   Wendy's International, Inc.                                                             52
                                                                                                   ---------------------
                                                                                                                    399
                                                                                                   ---------------------
TECHNOLOGY (EQUIPMENT)  4.0%

                       950   Affiliated Computer Services, Inc. (Class A)*                                           49
                     2,470   Applied Materials, Inc.*                                                                42
                     9,905   Hewlett-Packard Co.                                                                    200
                     1,300   Northrop Grumman Corp.                                                                  68
                       700   United Technologies Corp.                                                               65
                                                                                                   ---------------------
                                                                                                                    424
                                                                                                   ---------------------
TECHNOLOGY (SOFTWARE)  2.9%

                       700   First Data Corp.                                                                        31
                     9,560   Microsoft Corp.                                                                        272
                                                                                                   ---------------------
                                                                                                                    303
                                                                                                   ---------------------
TRANSPORTATION  3.8%

                     4,300   Burlington Northern Santa Fe Corp.                                                     153
                     4,350   Union Pacific Corp.                                                                    245
                                                                                                   ---------------------
                                                                                                                    398
                                                                                                   ---------------------
UTILITIES  4.9%

                     2,000   Constellation Energy Group, Inc.                                                        77
                     1,300   Entergy Corp.                                                                           75
                     2,600   Exelon Corp.                                                                            91
                     3,250   SBC Communications, Inc.                                                                82
                     5,000   Sprint Corp.                                                                            93
                     2,400   Verizon Communications, Inc.                                                            93
                                                                                                   ---------------------
                                                                                                                    511
                                                                                                   ---------------------

TOTAL COMMON STOCKS (COST $8,643)                                                                                10,174
                                                                                                   ---------------------

                          FREMONT LARGE CAP VALUE FUND
                            July 31, 2004 (Unaudited)

SCHEDULE OF INVESTMENTS IN SECURITIES AND NET ASSETS

          Face Amount        Security Description                                                       Value (000s)
------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENT  3.5%

        $          368,279   Repurchase Agreement, State Street Bank, 0.770%, 08/02/04
                             (Maturity Value $368) (Cost $368) Collateral: FNMA, 0.000%,
                             09/21/04 (Collateral Value $379)                                      $                368
                                                                                                   ---------------------

TOTAL SHORT-TERM INVESTMENT (COST $368)                                                                             368
                                                                                                   ---------------------

TOTAL INVESTMENTS (COST $9,011++),  100.3%                                                                       10,542
                                                                                                   ---------------------

OTHER ASSETS AND LIABILITIES, NET,  (0.3)%                                                                          (30)
                                                                                                   ---------------------

NET ASSETS, 100.0%                                                                                  $            10,512
                                                                                                   =====================

++ At July 31, 2004, the aggregate unrealized appreciation and depreciation of securities, based on their cost for federal income tax purposes, were as follows:
                             Cost of investments for tax purposes                                  $              9,011
                                                                                                   =====================
                             Gross tax unrealized appreciation                                     $              1,689
                             Gross tax unrealized depreciation                                                     (158)
                                                                                                   ---------------------
                             Net tax unrealized appreciation                                       $              1,531
                                                                                                   =====================

FOR FOOTNOTE REFERENCES, SEE "NOTES TO SCHEDULES OF INVESTMENTS IN SECURITIES AND NET ASSETS."

                          FREMONT LARGE CAP GROWTH FUND
                            July 31, 2004 (Unaudited)

SCHEDULE OF INVESTMENTS IN SECURITIES AND NET ASSETS

          Shares                Security Description                                                         Value (000s)
-----------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS  97.6%

BUSINESS EQUIPMENT & SERVICES  6.9%

                       11,000   Apollo Group, Inc. (Class A)*                                           $                919
                       10,900   eBay, Inc.*                                                                              854
                                                                                                        ---------------------
                                                                                                                       1,773
                                                                                                        ---------------------
CONSUMER DURABLES  3.9%

                        8,900   Harley-Davidson, Inc.                                                                    533
                        5,500   Harman International Industries, Inc.                                                    472
                                                                                                        ---------------------
                                                                                                                       1,005
                                                                                                        ---------------------
CONSUMER NON-DURABLES  8.2%

                       11,500   Avon Products, Inc.                                                                      495
                       16,700   Coach, Inc.*                                                                             715
                       17,400   Procter & Gamble Co.                                                                     907
                                                                                                        ---------------------
                                                                                                                       2,117
                                                                                                        ---------------------
CONSUMER SERVICES  3.3%

                       26,400   International Game Technology                                                            854
                                                                                                        ---------------------
                                                                                                                         854
                                                                                                        ---------------------
ENERGY  1.6%

                        7,200   Smith International, Inc.*                                                               420
                                                                                                        ---------------------
                                                                                                                         420
                                                                                                        ---------------------
FINANCIAL SERVICES (BANKS)  3.3%

                       18,900   Wachovia Corp.                                                                           837
                                                                                                        ---------------------
                                                                                                                         837
                                                                                                        ---------------------
FINANCIAL SERVICES (OTHER)  14.6%

                       12,000   AMBAC Financial Group, Inc.                                                              853
                       17,800   American Express Co.                                                                     894
                       14,500   Capital One Financial Corp.                                                            1,005
                       15,000   Moody's Corp.                                                                          1,021
                                                                                                        ---------------------
                                                                                                                       3,773
                                                                                                        ---------------------
HEALTH CARE  22.4%

                        5,700   Alcon, Inc.                                                                              437
                       13,300   Amgen, Inc.*                                                                             756
                       14,800   Genentech, Inc.*                                                                         720
                       15,900   Medtronic, Inc.                                                                          790
                       21,250   Pfizer, Inc.                                                                             679
                       20,400   Stryker Corp.                                                                            973

                          FREMONT LARGE CAP GROWTH FUND
                            July 31, 2004 (Unaudited)

SCHEDULE OF INVESTMENTS IN SECURITIES AND NET ASSETS

          Shares/
          Face Amount           Security Description                                                         Value (000s)
-----------------------------------------------------------------------------------------------------------------------------
HEALTH CARE  (CONT.)

                       27,800   Teva Pharmaceutical Industries Ltd. ADR                                 $                823
                        8,500   Varian Medical Systems, Inc.*                                                            587
                                                                                                        ---------------------
                                                                                                                       5,765
                                                                                                        ---------------------
MULTI-INDUSTRY  2.8%

                       21,500   General Electric Co.                                                                     715
                                                                                                        ---------------------
                                                                                                                         715
                                                                                                        ---------------------
RETAIL  9.1%

                       20,800   Bed Bath & Beyond, Inc.*                                                                 736
                       14,800   Lowe's Cos., Inc.                                                                        721
                       19,000   Starbucks Corp.*                                                                         892
                                                                                                        ---------------------
                                                                                                                       2,349
                                                                                                        ---------------------
TECHNOLOGY (COMPONENTS)  5.8%

                       38,300   Cisco Systems, Inc.*                                                                     799
                       29,400   Marvell Technology Group Ltd*                                                            683
                                                                                                        ---------------------
                                                                                                                       1,482
                                                                                                        ---------------------
TECHNOLOGY (EQUIPMENT)  6.0%

                       25,300   Dell, Inc.*                                                                              897
                       10,500   L-3 Communications Holdings, Inc.                                                        642
                                                                                                        ---------------------
                                                                                                                       1,539
                                                                                                        ---------------------
TECHNOLOGY (SOFTWARE)  7.4%

                       30,700   Microsoft Corp.                                                                          874
                       22,200   Symantec Corp.*                                                                        1,038
                                                                                                        ---------------------
                                                                                                                       1,912
                                                                                                        ---------------------
UTILITIES  2.3%

                       26,000   Nextel Communications, Inc. (Class A)*                                                   592
                                                                                                        ---------------------
                                                                                                                         592
                                                                                                        ---------------------

TOTAL COMMON STOCKS (COST $21,238)                                                                                    25,133
                                                                                                        ---------------------

SHORT-TERM INVESTMENT  2.5%

        $             648,486   Repurchase Agreement, State Street Bank, 0.770%, 08/02/04
                                (Maturity Value $649) (Cost $648) Collateral: FNMA, 7.250%,
                                01/15/10 (Collateral Value $663)                                                         648
                                                                                                        ---------------------

TOTAL SHORT-TERM INVESTMENT (COST $648)                                                                                  648
                                                                                                        ---------------------

                          FREMONT LARGE CAP GROWTH FUND
                            July 31, 2004 (Unaudited)

SCHEDULE OF INVESTMENTS IN SECURITIES AND NET ASSETS

                                                                                                             Value (000s)
-----------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (COST $21,886++),  100.1%                                                             $             25,781
                                                                                                        ---------------------

OTHER ASSETS AND LIABILITIES, NET,  (0.1)%                                                                               (22)
                                                                                                        ---------------------

NET ASSETS, 100.0%                                                                                      $             25,759
                                                                                                        =====================

++ At July 31, 2004, the aggregate unrealized appreciation and depreciation of securities, based on their cost for federal income tax purposes, were as follows:
                                Cost of investments for tax purposes                                    $             21,906
                                                                                                        =====================
                                Gross tax unrealized appreciation                                       $              4,174
                                Gross tax unrealized depreciation                                                       (299)
                                                                                                        ---------------------
                                Net tax unrealized appreciation                                         $              3,875
                                                                                                        =====================

FOR FOOTNOTE REFERENCES, SEE "NOTES TO SCHEDULES OF INVESTMENTS IN SECURITIES AND NET ASSETS."

                          FREMONT STRUCTURED CORE FUND
                            July 31, 2004 (Unaudited)

SCHEDULE OF INVESTMENTS IN SECURITIES AND NET ASSETS

          Shares                Security Description                                                           Value (000s)
-------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS  99.6%

BUSINESS EQUIPMENT & SERVICES  3.7%

                        3,600   Computer Sciences Corp.*                                                  $                170
                        4,200   Equifax, Inc.                                                                              101
                       26,200   H&R Block, Inc.                                                                          1,287
                        3,500   Ryder System, Inc.                                                                         150
                       30,000   Yahoo!, Inc.*                                                                              924
                                                                                                          ---------------------
                                                                                                                         2,632
                                                                                                          ---------------------
CAPITAL GOODS  2.6%

                        7,300   Black & Decker Corp.                                                                       510
                        4,350   Graco, Inc.                                                                                137
                        3,900   Harsco Corp.                                                                               175
                       15,000   Johnson Controls, Inc.                                                                     847
                        2,100   Rockwell Automation, Inc.                                                                   79
                        3,600   Sherwin-Williams Co. (The)                                                                 145
                                                                                                          ---------------------
                                                                                                                         1,893
                                                                                                          ---------------------
CONSUMER DURABLES  0.6%

                       21,600   Ford Motor Co.                                                                             318
                        2,700   Maytag Corp.                                                                                55
                        1,400   Whirlpool Corp.                                                                             87
                                                                                                          ---------------------
                                                                                                                           460
                                                                                                          ---------------------
CONSUMER NON-DURABLES  8.7%

                       12,600   Altria Group, Inc.                                                                         600
                        7,200   Anheuser-Busch Cos., Inc.                                                                  374
                        9,600   Avon Products, Inc.                                                                        413
                        6,300   Campbell Soup Co.                                                                          161
                       10,400   Coca-Cola Co. (The)                                                                        456
                       18,000   Coca-Cola Enterprises, Inc.                                                                367
                        8,800   Energizer Holdings, Inc.*                                                                  335
                        4,100   Georgia-Pacific Corp.                                                                      138
                       12,000   Gillette Co. (The)                                                                         468
                        6,000   Ingram Micro, Inc. (Class A)*                                                               85
                       11,000   Kellogg Co.                                                                                458
                       17,100   Kimberly-Clark Corp.                                                                     1,096
                       17,900   Pepsi Bottling Group, Inc.                                                                 499
                        8,600   PepsiAmericas, Inc.                                                                        161
                        6,800   Procter & Gamble Co.                                                                       355
                        2,900   Timberland Co. (The) (Class A)*                                                            168
                        1,400   Universal Corp.                                                                             68
                                                                                                          ---------------------
                                                                                                                         6,202
                                                                                                          ---------------------

                          FREMONT STRUCTURED CORE FUND
                            July 31, 2004 (Unaudited)

SCHEDULE OF INVESTMENTS IN SECURITIES AND NET ASSETS

          Shares                Security Description                                                           Value (000s)
-------------------------------------------------------------------------------------------------------------------------------
CONSUMER SERVICES  4.3%

                       34,700   Caesars Entertainment, Inc.*                                              $                511
                       30,800   Cendant Corp.                                                                              705
                       38,000   Fox Entertainment Group, Inc. (Class A)*                                                 1,027
                        1,100   Media General, Inc. (Class A)                                                               66
                        6,300   MGM Mirage*                                                                                278
                        8,000   Time Warner, Inc.*                                                                         133
                        1,900   Viacom, Inc. (Class B)                                                                      64
                       14,200   Walt Disney Co. (The)                                                                      328
                                                                                                          ---------------------
                                                                                                                         3,112
                                                                                                          ---------------------
ENERGY  8.7%

                        9,900   Anadarko Petroleum Corp.                                                                   592
                        7,800   ChevronTexaco Corp.                                                                        746
                       18,000   ConocoPhillips                                                                           1,418
                        1,600   EOG Resources, Inc.                                                                        102
                       25,100   Exxon Mobil Corp.                                                                        1,162
                       13,800   Kerr-McGee Corp.                                                                           724
                       12,900   Occidental Petroleum Corp.                                                                 636
                       23,400   Pioneer Natural Resources Co.                                                              844
                                                                                                          ---------------------
                                                                                                                         6,224
                                                                                                          ---------------------
FINANCIAL SERVICES (BANKS)  11.8%

                       13,400   Bank of America Corp.                                                                    1,139
                       42,800   Citigroup, Inc.                                                                          1,887
                       70,400   Mellon Financial Corp.                                                                   1,935
                        3,200   National City Corp.                                                                        117
                       32,100   Wachovia Corp.                                                                           1,422
                       33,200   Wells Fargo & Co.                                                                        1,906
                                                                                                          ---------------------
                                                                                                                         8,406
                                                                                                          ---------------------
FINANCIAL SERVICES (OTHER)  10.3%

                       16,775   American International Group, Inc.                                                       1,185
                        1,200   Bear Stearns Cos., Inc. (The)                                                              100
                        5,700   CIT Group, Inc.                                                                            198
                        2,400   Doral Financial Group                                                                       94
                        9,500   Fannie Mae                                                                                 674
                       43,800   JPMorgan Chase & Co.                                                                     1,635
                        7,400   Knight Trading Group, Inc. (Class A)*                                                       63
                        3,000   MBIA, Inc.                                                                                 162
                       10,200   Merrill Lynch & Co., Inc.                                                                  507
                        5,900   Moody's Corp.                                                                              402
                        7,000   Morgan Stanley                                                                             345
                        3,600   Progressive Corp. (The)                                                                    276
                       19,200   SLM Corp.                                                                                  728

                          FREMONT STRUCTURED CORE FUND
                            July 31, 2004 (Unaudited)

SCHEDULE OF INVESTMENTS IN SECURITIES AND NET ASSETS

          Shares                Security Description                                                           Value (000s)
-------------------------------------------------------------------------------------------------------------------------------
FINANCIAL SERVICES (OTHER)  (CONT.)

                        9,000   St. Paul Travelers Cos., Inc. (The)                                       $                334
                       17,100   Washington Mutual, Inc.                                                                    663
                                                                                                          ---------------------
                                                                                                                         7,366
                                                                                                          ---------------------
HEALTH CARE  11.9%

                       11,200   Andrx Corp.*                                                                               291
                        5,500   Apogent Technologies, Inc.*                                                                179
                        3,100   Bausch & Lomb, Inc.                                                                        191
                        4,100   Baxter International, Inc.                                                                 123
                       11,400   Becton, Dickinson & Co.                                                                    538
                        4,800   C.R. Bard, Inc.                                                                            265
                       17,300   Coventry Health Care, Inc.*                                                                884
                        2,400   Health Net, Inc.*                                                                           58
                        1,950   Hospira, Inc.*                                                                              51
                        6,400   Humana, Inc.*                                                                              116
                       10,900   IMS Health, Inc.                                                                           264
                        9,000   Johnson & Johnson                                                                          497
                       23,700   Merck & Co., Inc.                                                                        1,075
                       46,800   Millennium Pharmaceuticals, Inc.*                                                          520
                       14,100   Mylan Laboratories, Inc.                                                                   209
                        8,400   PacifiCare Health Systems*                                                                 257
                        1,800   Par Pharmaceutical Cos., Inc.*                                                              68
                       22,200   Perrigo Co.                                                                                370
                       18,400   Pfizer, Inc.                                                                               588
                       17,800   UnitedHealth Group, Inc.                                                                 1,120
                        8,200   Watson Pharmaceuticals, Inc.*                                                              207
                       18,300   Wyeth                                                                                      648
                                                                                                          ---------------------
                                                                                                                         8,519
                                                                                                          ---------------------
MULTI-INDUSTRY  1.9%

                        1,700   FMC Corp.*                                                                                  75
                       38,500   General Electric Co.                                                                     1,280
                                                                                                          ---------------------
                                                                                                                         1,355
                                                                                                          ---------------------
RAW MATERIALS  1.8%

                        8,200   3M Co.                                                                                     675
                        9,400   Alcoa, Inc.                                                                                301
                       17,000   Coeur d'Alene Mines Corp.*                                                                  59
                        7,000   Masco Corp.                                                                                212
                        3,100   Timken Co. (The)                                                                            77
                                                                                                          ---------------------
                                                                                                                         1,324
                                                                                                          ---------------------
REAL ESTATE INVESTMENT TRUSTS  0.5%

                       21,000   Annaly Mortgage Management, Inc.                                                           347
                                                                                                          ---------------------
                                                                                                                           347
                                                                                                          ---------------------

                          FREMONT STRUCTURED CORE FUND
                            July 31, 2004 (Unaudited)

SCHEDULE OF INVESTMENTS IN SECURITIES AND NET ASSETS

          Shares                Security Description                                                           Value (000s)
-------------------------------------------------------------------------------------------------------------------------------
RETAIL  6.7%

                        2,600   AutoZone, Inc.*                                                           $                201
                        3,300   Best Buy Co., Inc.                                                                         159
                       31,800   Claire's Stores, Inc.                                                                      733
                        8,900   Federated Department Stores, Inc.                                                          426
                       11,500   Gap, Inc. (The)                                                                            261
                        7,100   Hollywood Entertainment Corp.*                                                              92
                       26,750   Home Depot, Inc.                                                                           902
                        4,300   J.C. Penney Co., Inc. (Holding Co.)                                                        172
                       13,200   Limited Brands                                                                             270
                        6,300   May Department Stores Co. (The)                                                            167
                       13,800   McDonald's Corp.                                                                           380
                        4,000   Rent-A-Center, Inc.*                                                                       117
                        7,800   Saks, Inc.                                                                                 102
                        5,000   Target Corp.                                                                               218
                        8,500   TJX Cos., Inc.                                                                             199
                        3,600   Wal-Mart Stores, Inc.                                                                      191
                        4,900   Yum! Brands, Inc.                                                                          188
                                                                                                          ---------------------
                                                                                                                         4,778
                                                                                                          ---------------------
SHELTER  0.3%

                          400   NVR, Inc.*                                                                                 186
                                                                                                          ---------------------
                                                                                                                           186
                                                                                                          ---------------------
TECHNOLOGY (COMPONENTS)  6.8%

                       21,800   Advanced Micro Devices, Inc.*                                                              272
                       35,800   Arrow Electronics, Inc.*                                                                   847
                       15,600   Avnet, Inc.*                                                                               303
                       57,900   Cisco Systems, Inc.*                                                                     1,208
                       13,400   Corning, Inc.*                                                                             166
                       17,800   EMC Corp.*                                                                                 195
                       19,600   Intel Corp.                                                                                478
                        8,600   MEMC Electronic Materials, Inc.*                                                            78
                        3,400   National Semiconductor Corp.*                                                               58
                        4,600   NCR Corp.*                                                                                 214
                        7,000   Qualcomm, Inc.                                                                             484
                        6,550   Thomas & Betts Corp.                                                                       172
                       23,800   Vishay Intertechnology, Inc.*                                                              369
                                                                                                          ---------------------
                                                                                                                         4,844
                                                                                                          ---------------------
TECHNOLOGY (EQUIPMENT)  8.2%

                       17,000   Apple Computer, Inc.*                                                                      550
                       15,800   Applied Materials, Inc.*                                                                   268
                        7,800   Dell, Inc.*                                                                                277
                        7,000   General Dynamics Corp.                                                                     692
                       15,100   Hewlett-Packard Co.                                                                        304
                        5,000   International Business Machines Corp.                                                      435

                          FREMONT STRUCTURED CORE FUND
                            July 31, 2004 (Unaudited)

SCHEDULE OF INVESTMENTS IN SECURITIES AND NET ASSETS

          Shares/
          Face Amount           Security Description                                                           Value (000s)
-------------------------------------------------------------------------------------------------------------------------------
TECHNOLOGY (EQUIPMENT)  (CONT.)

                        4,000   Lexmark International, Inc. (Class A)*                                    $                354
                       78,100   Motorola, Inc.                                                                           1,244
                       24,400   Northrop Grumman Corp.                                                                   1,283
                        6,600   Tellabs, Inc.*                                                                              59
                       17,050   Texas Instruments, Inc.                                                                    364
                        7,900   Western Digital Corp.*                                                                      55
                                                                                                          ---------------------
                                                                                                                         5,885
                                                                                                          ---------------------
TECHNOLOGY (SOFTWARE)  3.5%

                       12,675   Activision, Inc.*                                                                          186
                        9,000   Adobe Systems, Inc.                                                                        380
                        9,600   Autodesk, Inc.                                                                             386
                        4,000   Citrix Systems, Inc.*                                                                       70
                       35,600   Microsoft Corp.                                                                          1,013
                       28,900   Oracle Corp.*                                                                              304
                        3,000   Symantec Corp.*                                                                            140
                                                                                                          ---------------------
                                                                                                                         2,479
                                                                                                          ---------------------
TRANSPORTATION  0.5%

                        3,800   Alaska Air Group, Inc.*                                                                     79
                        1,600   Burlington Northern Santa Fe Corp.                                                          57
                        3,400   United Parcel Service, Inc. (Class B)                                                      245
                                                                                                          ---------------------
                                                                                                                           381
                                                                                                          ---------------------
UTILITIES  6.8%

                       33,800   CenturyTel, Inc.                                                                         1,047
                       15,000   Constellation Energy Group, Inc.                                                           578
                       61,000   Exelon Corp.                                                                             2,129
                       14,900   PanAmSat Corp.*                                                                            346
                       29,200   Sprint Corp. - FON Group                                                                   545
                        5,300   Verizon Communications, Inc.                                                               204
                                                                                                          ---------------------
                                                                                                                         4,849
                                                                                                          ---------------------

TOTAL COMMON STOCKS (COST $62,797)                                                                                      71,242
                                                                                                          ---------------------

SHORT-TERM INVESTMENT  0.5%

        $             353,167   Repurchase Agreement, State Street Bank, 0.770%, 08/02/04
                                (Maturity Value $353) (Cost $353) Collateral: FHLB, 2.500%,
                                01/16/09 (Collateral Value $363)                                                           353
                                                                                                          ---------------------

TOTAL SHORT-TERM INVESTMENT (COST $353)                                                                                    353
                                                                                                          ---------------------

                          FREMONT STRUCTURED CORE FUND
                            July 31, 2004 (Unaudited)

SCHEDULE OF INVESTMENTS IN SECURITIES AND NET ASSETS

                                                                                                               Value (000s)
-------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (COST $63,150++),  100.1%                                                               $             71,595
                                                                                                          ---------------------

OTHER ASSETS AND LIABILITIES, NET,  (0.1)%                                                                                 (63)
                                                                                                          ---------------------

NET ASSETS, 100.0%                                                                                        $             71,532
                                                                                                          =====================

++ At July 31, 2004, the aggregate unrealized appreciation and depreciation of securities, based on their cost for federal income tax purposes, were as follows:
                                Cost of investments for tax purposes                                      $             63,378
                                                                                                          =====================
                                Gross tax unrealized appreciation                                         $              9,750
                                Gross tax unrealized depreciation                                                       (1,533)
                                                                                                          ---------------------
                                Net tax unrealized appreciation                                           $              8,217
                                                                                                          =====================

FOR FOOTNOTE REFERENCES, SEE "NOTES TO SCHEDULES OF INVESTMENTS IN SECURITIES AND NET ASSETS."

                           FREMONT U.S. SMALL CAP FUND
                            July 31, 2004 (Unaudited)

SCHEDULE OF INVESTMENTS IN SECURITIES AND NET ASSETS

       Shares                Security Description                                                              Value (000s)
-------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS  96.2%

BUSINESS EQUIPMENT & SERVICES  25.1%

                    13,200   ACE Cash Express, Inc.*                                                      $                305
                    12,300   Advisory Board Co. (The)*                                                                     393
                    44,400   Alliance Data Systems Corp.*                                                                1,763
                    19,300   Arbitron, Inc.*                                                                               664
                     9,200   Certegy, Inc.                                                                                 349
                     4,200   Cognex Corp.                                                                                  126
                    18,800   Corporate Executive Board Co.                                                               1,066
                   100,100   Dobson Communications Corp. (Class A)*                                                        267
                    11,500   Entercom Communications Corp.*                                                                442
                    20,200   Getty Images, Inc.*                                                                         1,103
                    15,000   Intrado, Inc.*                                                                                157
                    58,100   LCC International, Inc. (Class A)*                                                            214
                    37,515   Lodgenet Entertainment Corp.*                                                                 611
                    10,300   Macrovision Corp.*                                                                            223
                    18,000   Marvel Enterprises, Inc.*                                                                     235
                    13,800   Mettler-Toledo International, Inc.*                                                           575
                    18,300   Mobile Mini, Inc.*                                                                            501
                    10,400   MTC Technologies, Inc.*                                                                       260
                    28,700   Orbital Sciences Corp.*                                                                       329
                    36,700   PTEK Holdings, Inc.*                                                                          422
                    28,600   Radio One, Inc. (Class D)*                                                                    435
                    59,600   Sapient Corp.*                                                                                417
                    33,100   SCP Pool Corp.                                                                              1,365
                    12,500   Stericycle, Inc.*                                                                             613
                    21,300   Tetra Tech, Inc.*                                                                             344
                                                                                                          ---------------------
                                                                                                                        13,179
                                                                                                          ---------------------
CONSUMER DURABLES  0.7%

                    12,800   Central Garden & Pet Co.*                                                                     363
                                                                                                          ---------------------
                                                                                                                           363
                                                                                                          ---------------------
CONSUMER NON-DURABLES  1.8%

                    12,900   John B. Sanfilippo & Son, Inc.*                                                               342
                    11,500   NBTY, Inc.*                                                                                   250
                    16,000   United Natural Foods, Inc.*                                                                   347
                                                                                                          ---------------------
                                                                                                                           939
                                                                                                          ---------------------
CONSUMER SERVICES  8.4%

                    28,700   Alliance Gaming Corp.*                                                                        408
                    31,900   AMC Entertainment, Inc.*                                                                      609
                     8,600   Carmike Cinemas, Inc.                                                                         294
                    17,000   Corinthian Colleges, Inc.*                                                                    318
                    47,900   Education Management Corp.*                                                                 1,330
                     9,600   Intersections, Inc.*                                                                          140

                           FREMONT U.S. SMALL CAP FUND
                            July 31, 2004 (Unaudited)

SCHEDULE OF INVESTMENTS IN SECURITIES AND NET ASSETS

       Shares                Security Description                                                              Value (000s)
-------------------------------------------------------------------------------------------------------------------------------
CONSUMER SERVICES  (CONT.)

                     7,900   Kerzner International Ltd.*                                                  $                371
                    17,100   Monro Muffler, Inc.*                                                                          378
                    14,300   Resources Connection, Inc.*                                                                   555
                                                                                                          ---------------------
                                                                                                                         4,403
                                                                                                          ---------------------
ENERGY  4.8%

                    20,000   Denbury Resources, Inc.*                                                                      437
                     7,000   Evergreen Resources, Inc.*                                                                    286
                     7,100   Houston Exploration Co.                                                                       383
                     9,200   Hydril Co.*                                                                                   328
                    14,100   Patina Oil & Gas Corp.                                                                        416
                    22,600   Patterson-UTI Energy, Inc.                                                                    412
                     8,500   Universal Compression Holdings, Inc.*                                                         279
                                                                                                          ---------------------
                                                                                                                         2,541
                                                                                                          ---------------------
FINANCIAL SERVICES (BANKS)  6.1%

                     2,400   Boston Private Financial Holdings, Inc.                                                        56
                    22,587   CVB Financial Corp.                                                                           467
                    21,200   Investors Financial Services Corp.                                                            968
                    13,200   PrivateBancorp, Inc.                                                                          370
                    19,300   Texas Capital Bancshares, Inc.*                                                               318
                    13,500   UCBH Holdings, Inc.                                                                           528
                     9,400   Wintrust Financial Corp.                                                                      498
                                                                                                          ---------------------
                                                                                                                         3,205
                                                                                                          ---------------------
FINANCIAL SERVICES (OTHER)  4.3%

                    17,700   Argonaut Group, Inc.*                                                                         332
                    16,400   Jackson Hewitt Tax Service, Inc.*                                                             285
                    13,100   Jefferies Group, Inc.                                                                         411
                     3,400   Markel Corp.*                                                                                 961
                     7,200   Piper Jaffray Cos., Inc.*                                                                     293
                                                                                                          ---------------------
                                                                                                                         2,282
                                                                                                          ---------------------
HEALTH CARE  19.0%

                    16,100   American Dental Partners, Inc.*                                                               286
                    13,000   Atrix Laboratories, Inc.*                                                                     419
                     9,480   Bio-Rad Laboratories, Inc. (Class A)*                                                         497
                    20,000   Bradley Pharmaceuticals, Inc.*                                                                471
                    67,050   DaVita, Inc.*                                                                               2,036
                    33,000   Ligand Pharmaceuticals, Inc. (Class B)*                                                       456
                    18,000   Magellan Health Services, Inc.*                                                               613
                    11,500   Molina Healthcare, Inc.*                                                                      382
                     9,600   Orthofix International NV*                                                                    292
                    14,600   Par Pharmaceutical Cos., Inc.*                                                                550
                    10,300   Pediatrix Medical Group, Inc.*                                                                651
                    24,075   Protein Design Labs, Inc.*                                                                    390

                           FREMONT U.S. SMALL CAP FUND
                            July 31, 2004 (Unaudited)

SCHEDULE OF INVESTMENTS IN SECURITIES AND NET ASSETS

       Shares                Security Description                                                              Value (000s)
-------------------------------------------------------------------------------------------------------------------------------
HEALTH CARE  (CONT.)

                    39,300   Province Healthcare Co.*                                                     $                571
                    20,000   QLT, Inc.*                                                                                    359
                    17,900   Respironics, Inc.*                                                                            997
                    19,300   VCA Antech, Inc.*                                                                             811
                    60,000   XOMA Corp.*                                                                                   218
                                                                                                          ---------------------
                                                                                                                         9,999
                                                                                                          ---------------------
RETAIL  2.4%

                    14,000   Advance Auto Parts*                                                                           520
                    24,450   Rent-A-Center, Inc.*                                                                          717
                                                                                                          ---------------------
                                                                                                                         1,237
                                                                                                          ---------------------
TECHNOLOGY (COMPONENTS)  0.9%

                    12,700   Microsemi Corp.*                                                                              156
                    15,600   Semtech Corp.*                                                                                310
                                                                                                          ---------------------
                                                                                                                           466
                                                                                                          ---------------------
TECHNOLOGY (EQUIPMENT)  9.6%

                    19,200   Cymer, Inc.*                                                                                  550
                     6,100   FormFactor, Inc.*                                                                             122
                     8,300   Gentex Corp.                                                                                  297
                    25,100   Integrated Circuit Systems, Inc.*                                                             600
                    11,600   Photon Dynamics, Inc.*                                                                        319
                    23,500   Photronics, Inc.*                                                                             340
                    40,900   Remec, Inc.*                                                                                  191
                    11,000   SafeNet, Inc.*                                                                                320
                    51,300   Skyworks Solutions, Inc.*                                                                     430
                    13,100   Spectrasite, Inc.*                                                                            563
                    12,200   Standard Microsystems Corp.*                                                                  210
                    14,600   Supertex, Inc.*                                                                               244
                    24,700   West Corp.*                                                                                   619
                    14,600   Zoran Corp.*                                                                                  258
                                                                                                          ---------------------
                                                                                                                         5,063
                                                                                                          ---------------------
TECHNOLOGY (SOFTWARE)  10.2%

                     7,000   Anteon International Corp.*                                                                   218
                    41,500   Aspen Technology, Inc.*                                                                       246
                    75,100   Citadel Security Software, Inc.*                                                              173
                       400   Digital River, Inc.*                                                                           11
                    10,300   eCollege.com, Inc.                                                                            123
                    24,200   Embarcadero Technologies, Inc.*                                                               184
                    24,200   Epicor Software Corp.*                                                                        300
                    22,000   Global Payments, Inc.                                                                       1,004
                    29,100   Henry (Jack) & Associates, Inc.                                                               560
                    21,800   IMPAC Medical Systems, Inc.*                                                                  325
                    51,220   Informatica Corp.*                                                                            311

                           FREMONT U.S. SMALL CAP FUND
                            July 31, 2004 (Unaudited)

SCHEDULE OF INVESTMENTS IN SECURITIES AND NET ASSETS

       Shares/
       Face Amount           Security Description                                                              Value (000s)
-------------------------------------------------------------------------------------------------------------------------------
TECHNOLOGY (SOFTWARE)  (CONT.)

                     1,200   Kronos, Inc.*                                                                $                 53
                    36,400   Lawson Software, Inc.*                                                                        258
                    19,000   Macromedia, Inc.*                                                                             384
                     7,500   National Instruments Corp.                                                                    218
                    18,600   NDCHealth Corp.                                                                               391
                    31,300   PDF Solutions, Inc.*                                                                          257
                    11,200   Ritchie Bros. Auctioneers, Inc.                                                               331
                     1,400   Serena Software, Inc.*                                                                         22
                                                                                                          ---------------------
                                                                                                                         5,369
                                                                                                          ---------------------
TRANSPORTATION  2.8%

                    10,700   Overnite Corp.                                                                                320
                    22,200   Pacer International, Inc.*                                                                    350
                     9,719   PAM Transportation Services, Inc.*                                                            179
                    11,700   UTI Worldwide, Inc.                                                                           602
                                                                                                          ---------------------
                                                                                                                         1,451
                                                                                                          ---------------------
UTILITIES  0.1%

                    43,600   Primus Telecommunications Group, Inc.*                                                         71
                                                                                                          ---------------------
                                                                                                                            71
                                                                                                          ---------------------

TOTAL COMMON STOCKS (COST $43,265)                                                                                      50,568
                                                                                                          ---------------------

SHORT-TERM INVESTMENTS  3.7%

                       417   Fremont Money Market Fund(c)                                                                   -- ***
     $           1,948,738   Repurchase Agreement, State Street Bank, 0.770%, 08/02/04
                             (Maturity Value $1,949) (Cost $1,949) Collateral: FHLB, 0.000%,
                             08/17/04 (Collateral Value $1,993)                                                          1,949
                                                                                                          ---------------------

TOTAL SHORT-TERM INVESTMENTS (COST $1,949)                                                                               1,949
                                                                                                          ---------------------

TOTAL INVESTMENTS (COST $45,214++),  99.9%                                                                              52,517
                                                                                                          ---------------------

OTHER ASSETS AND LIABILITIES, NET,  0.1%                                                                                    50
                                                                                                          ---------------------

NET ASSETS, 100.0%                                                                                         $            52,567
                                                                                                          =====================

++ At July 31, 2004, the aggregate unrealized appreciation and depreciation of securities, based on their cost for federal income tax purposes, were as follows:
                             Cost of investments for tax purposes                                         $             45,364
                                                                                                          =====================
                             Gross tax unrealized appreciation                                            $             10,657
                             Gross tax unrealized depreciation                                                          (3,504)
                                                                                                          ---------------------
                             Net tax unrealized appreciation                                              $              7,153
                                                                                                          =====================

FOR FOOTNOTE REFERENCES, SEE "NOTES TO SCHEDULES OF INVESTMENTS IN SECURITIES AND NET ASSETS."

                           FREMONT U.S. MICRO-CAP FUND
                            July 31, 2004 (Unaudited)

SCHEDULE OF INVESTMENTS IN SECURITIES AND NET ASSETS

          Shares                Security Description                                                              Value (000s)
----------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS  93.7%

BUSINESS EQUIPMENT & SERVICES  15.1%

                      409,500   Administaff, Inc.*                                                           $              5,446
                    1,700,900   Alloy, Inc.*                                                                                8,751
                      619,900   Calgon Carbon Corp.                                                                         3,924
                      934,800   Centra Software, Inc.*                                                                      1,954
                    1,112,600   Clean Harbors, Inc.(b)*                                                                    10,681
                      280,600   CoStar Group, Inc.*                                                                        11,912
                      249,600   Equinix, Inc.*                                                                              8,112
                       42,700   Greenfield Online, Inc.*                                                                      691
                      674,000   Harris Interactive, Inc.*                                                                   4,320
                      195,400   Infocrossing, Inc.*                                                                         2,538
                      135,200   Kanbay International, Inc.*                                                                 2,097
                      683,800   Lionbridge Technologies, Inc.*                                                              5,088
                    2,854,000   Looksmart*                                                                                  5,109
                      391,800   Pemstar, Inc.*                                                                                862
                       82,400   Remedytemp, Inc. (Class A)*                                                                   700
                      166,800   Young Broadcasting, Inc. (Class A)*                                                         1,783
                                                                                                             ---------------------
                                                                                                                           73,968
                                                                                                             ---------------------
CAPITAL GOODS  6.0%

                      503,700   AAON, Inc.*                                                                                 9,067
                      421,300   BHA Group Holdings, Inc. (Class A)(b)                                                      15,988
                      390,800   IMPCO Technologies, Inc.*                                                                   2,376
                      330,450   Northern Technologies International Corp.(b)                                                1,768
                                                                                                             ---------------------
                                                                                                                           29,199
                                                                                                             ---------------------
CONSUMER DURABLES  1.0%

                      272,300   Nautilus Group, Inc. (The)                                                                  5,043
                                                                                                             ---------------------
                                                                                                                            5,043
                                                                                                             ---------------------
CONSUMER NON-DURABLES  2.1%

                      654,600   Gymboree Corp.*                                                                            10,362
                                                                                                             ---------------------
                                                                                                                           10,362
                                                                                                             ---------------------
CONSUMER SERVICES  1.3%

                      296,250   Monro Muffler, Inc.*                                                                        6,550
                                                                                                             ---------------------
                                                                                                                            6,550
                                                                                                             ---------------------
HEALTH CARE  20.2%

                       84,400   Advanced Neuromodulation Systems, Inc.*                                                     2,705
                      143,300   Angiodynamics, Inc.*                                                                        1,949
                      682,400   ArthroCare Corp.*                                                                          18,172
                      191,800   Atherogenics, Inc.*                                                                         2,758
                      326,000   Conceptus, Inc.*                                                                            3,179
                    1,075,300   Eclipsys Corp.*                                                                            16,140
                      922,100   Harvard Bioscience, Inc.*                                                                   3,515

                           FREMONT U.S. MICRO-CAP FUND
                            July 31, 2004 (Unaudited)

SCHEDULE OF INVESTMENTS IN SECURITIES AND NET ASSETS

          Shares                Security Description                                                              Value (000s)
----------------------------------------------------------------------------------------------------------------------------------
HEALTH CARE  (CONT.)

                      134,900   ICON PLC ADR*                                                                $              4,985
                      663,600   Intuitive Surgical, Inc.*                                                                  15,183
                    1,528,520   NeoPharm, Inc.(b)*                                                                          9,630
                    1,104,200   OraSure Technologies, Inc.*                                                                 8,558
                      361,200   Quidel Corp.*                                                                               1,253
                      889,300   Regeneration Technologies, Inc.*                                                            8,644
                      194,900   Vital Images, Inc.*                                                                         2,241
                                                                                                             ---------------------
                                                                                                                           98,912
                                                                                                             ---------------------
RETAIL  6.1%

                       57,200   Design Within Reach, Inc.*                                                                    924
                      408,300   Electronics Boutique Holdings Corp.*                                                       10,252
                      277,500   Goody's Family Clothing, Inc.                                                               2,420
                      134,300   J. Jill Group, Inc. (The)*                                                                  2,494
                      739,800   Too, Inc.*                                                                                 11,082
                      547,400   Tweeter Home Entertainment Group, Inc.*                                                     2,584
                                                                                                             ---------------------
                                                                                                                           29,756
                                                                                                             ---------------------
TECHNOLOGY (COMPONENTS)  18.9%

                      192,200   Actel Corp.*                                                                                2,887
                    1,113,400   Anaren, Inc.(b)*                                                                           13,350
                      701,000   Catalyst Semiconductor, Inc.*                                                               4,094
                    1,279,000   Exfo Electro-Optical Engineering, Inc.(b)*                                                  6,011
                      575,100   Genesis Microchip, Inc.*                                                                    6,608
                      857,400   hi/fn, inc.(b)*                                                                             7,845
                    1,142,868   Identix, Inc.*                                                                              6,160
                      514,200   Interlink Electronics, Inc.*                                                                4,576
                      392,000   Leadis Technology, Inc.*                                                                    4,312
                      988,800   Microtune, Inc.*                                                                            4,400
                      300,900   Power Integrations, Inc.*                                                                   6,072
                      832,300   Sirenza Microdevices, Inc.*                                                                 4,045
                    1,152,800   Trident Microsystems, Inc.(b)*                                                             14,076
                      523,500   Woodhead Industries, Inc.                                                                   7,847
                                                                                                             ---------------------
                                                                                                                           92,283
                                                                                                             ---------------------
TECHNOLOGY (EQUIPMENT)  18.8%

                      555,800   ATMI, Inc.*                                                                                11,316
                      640,300   AudioCodes Ltd.*                                                                            6,787
                      181,000   Audiovox Corp.*                                                                             3,135
                      299,600   August Technology Corp.*                                                                    3,101
                      372,700   Carrier Access Corp.*                                                                       2,773
                    2,131,800   Ceragon Networks Ltd.(b)*                                                                  10,233
                      469,900   COMARCO, Inc.(b)*                                                                           3,289
                    1,209,500   Computer Access Technology Corp.(b)*                                                        5,165
                      468,500   FormFactor, Inc.*                                                                           9,408
                    1,076,900   Intevac, Inc.(b)*                                                                           4,738
                    1,105,000   NetScout Systems, Inc.*                                                                     6,796

                           FREMONT U.S. MICRO-CAP FUND
                            July 31, 2004 (Unaudited)

SCHEDULE OF INVESTMENTS IN SECURITIES AND NET ASSETS

          Shares/
          Face Amount           Security Description                                                              Value (000s)
----------------------------------------------------------------------------------------------------------------------------------
TECHNOLOGY (EQUIPMENT)  (CONT.)

                      491,900   Rimage Corp.(b)*                                                             $              6,690
                      876,900   RIT Technologies Ltd.(b)*                                                                   1,210
                       32,700   Stratasys, Inc.*                                                                              858
                    1,140,500   Sunrise Telecom, Inc.                                                                       2,829
                      794,300   Tut Systems, Inc.*                                                                          1,485
                    1,562,600   TVI Corp.(b)*                                                                               6,438
                      394,300   X-Rite, Inc.                                                                                5,891
                                                                                                             ---------------------
                                                                                                                           92,142
                                                                                                             ---------------------
TECHNOLOGY (SOFTWARE)  4.2%

                      780,900   Pervasive Software, Inc.*                                                                   4,771
                      760,600   Tier Technologies, Inc. (Class B)*                                                          6,275
                      247,500   Websense, Inc.*                                                                             9,452
                                                                                                             ---------------------
                                                                                                                           20,498
                                                                                                             ---------------------

TOTAL COMMON STOCKS (COST $465,969)                                                                                       458,713
                                                                                                             ---------------------

SHORT-TERM INVESTMENTS  6.6%

                   22,873,386   Fremont Money Market Fund(c)                                                               22,873
        $           9,170,829   Repurchase Agreement, State Street Bank, 0.770%, 08/02/04
                                (Maturity Value $9,171) (Cost $9,171) Collateral: FNMA, 0.000%,
                                08/18/04 (Collateral Value $9,357)                                                          9,171
                                                                                                             ---------------------

TOTAL SHORT-TERM INVESTMENTS (COST $32,044)                                                                                32,044
                                                                                                             ---------------------

TOTAL INVESTMENTS (COST $498,013++),  100.3%                                                                              490,757
                                                                                                             ---------------------

OTHER ASSETS AND LIABILITIES, NET,  (0.3)%                                                                                 (1,271)
                                                                                                             ---------------------

NET ASSETS, 100.0%                                                                                            $           489,486
                                                                                                             =====================

    ++    At July 31, 2004, the aggregate unrealized appreciation and depreciation of securities, based on their cost for federal income tax purposes, were as follows:
                                Cost of investments for tax purposes                                         $            501,759
                                                                                                             =====================
                                Gross tax unrealized appreciation                                            $             61,210
                                Gross tax unrealized depreciation                                                         (72,212)
                                                                                                             ---------------------
                                Net tax unrealized depreciation                                              $            (11,002)
                                                                                                             =====================

FOR FOOTNOTE REFERENCES, SEE "NOTES TO SCHEDULES OF INVESTMENTS IN SECURITIES AND NET ASSETS."

                       FREMONT REAL ESTATE SECURITIES FUND
                            July 31, 2004 (Unaudited)

SCHEDULE OF INVESTMENTS IN SECURITIES AND NET ASSETS

          Shares                Security Description                                                            Value (000s)
--------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS  98.1%

REITS (APARTMENT)  19.0%

                       20,390   Avalonbay Communities, Inc.                                                $              1,187
                       21,300   BRE Properties, Inc. (Class A)                                                              738
                       15,814   Camden Property Trust                                                                       712
                       34,500   Equity Residential                                                                        1,019
                        4,190   Essex Property Trust, Inc.                                                                  276
                       22,600   Post Properties, Inc.                                                                       633
                       18,110   United Dominion Realty Trust, Inc.                                                          351
                                                                                                           ---------------------
                                                                                                                          4,916
                                                                                                           ---------------------
REITs (DIVERSIFIED)  3.8%

                       16,780   Vornado Realty Trust                                                                        975
                                                                                                           ---------------------
                                                                                                                            975
                                                                                                           ---------------------
REITs (HEALTH CARE)  3.5%

                       12,100   Health Care Property Investors, Inc.                                                        302
                       23,600   Ventas, Inc.                                                                                602
                                                                                                           ---------------------
                                                                                                                            904
                                                                                                           ---------------------
REITs (HOTEL)  5.5%

                       19,900   Hersha Hospitality Trust                                                                    197
                       19,900   Highland Hospitality Corp.                                                                  207
                       38,100   Host Marriot Corp.*                                                                         493
                       36,100   Strategic Hotel Capital, Inc.                                                               522
                                                                                                           ---------------------
                                                                                                                          1,419
                                                                                                           ---------------------
REITs (INDUSTRIAL)  6.0%

                       15,310   Catellus Development Corp.                                                                  383
                       34,300   Prologis                                                                                  1,168
                                                                                                           ---------------------
                                                                                                                          1,551
                                                                                                           ---------------------
REITs (MALL)  15.2%

                       25,400   General Growth Properties, Inc.                                                             764
                       22,530   Macerich Co. (The)                                                                        1,079
                        9,600   Mills Corp. (The)                                                                           438
                       21,700   Pennsylvania Real Estate Investment Trust                                                   757
                       17,400   Simon Property Group, Inc.                                                                  898
                                                                                                           ---------------------
                                                                                                                          3,936
                                                                                                           ---------------------
REITs (OFFICE)  20.1%

                        9,000   Alexandria Real Estate Equities, Inc.                                                       541
                       15,740   Arden Realty, Inc.                                                                          478
                       16,360   Boston Properties, Inc.                                                                     865
                       19,500   Brandywine Realty Trust                                                                     532
                       12,900   Brookfield Properties Corp.                                                                 395
                       16,300   CarrAmerica Realty Corp.                                                                    497

                       FREMONT REAL ESTATE SECURITIES FUND
                            July 31, 2004 (Unaudited)

SCHEDULE OF INVESTMENTS IN SECURITIES AND NET ASSETS

          Shares/
          Face Amount           Security Description                                                            Value (000s)
--------------------------------------------------------------------------------------------------------------------------------

REITS (OFFICE)  (CONT.)

                       13,000   Equity Office Properties Trust                                             $                337
                       18,600   Highwoods Properties, Inc.                                                                  431
                       12,150   SL Green Realty Corp.                                                                       597
                       34,000   Trizec Properties, Inc.                                                                     546
                                                                                                           ---------------------
                                                                                                                          5,219
                                                                                                           ---------------------
REITs (OFFICE/INDUSTRIAL)  3.8%

                       18,100   First Potomac Realty Trust                                                                  358
                       22,900   Reckson Associates Realty Corp.                                                             634
                                                                                                           ---------------------
                                                                                                                            992
                                                                                                           ---------------------
REITs (SELF STORAGE)  3.2%

                       12,300   Public Storage, Inc.                                                                        580
                        7,000   Shurgard Storage Centers, Inc. (Class A)                                                    259
                                                                                                           ---------------------
                                                                                                                            839
                                                                                                           ---------------------
REITs (SHOPPING CENTER)  9.4%

                       28,700   Developers Diversified Realty Corp.                                                       1,030
                       10,300   Federal Realty Investment Trust                                                             435
                       11,200   Kimco Realty Corp.                                                                          539
                       14,200   Weingarten Realty Investors                                                                 437
                                                                                                           ---------------------
                                                                                                                          2,441
                                                                                                           ---------------------
REITs (SPECIALTY)  2.1%

                        3,700   Entertainment Properties Trust                                                              131
                        8,400   Global Signal, Inc.                                                                         173
                       12,800   One Liberty Properties, Inc.                                                                236
                                                                                                           ---------------------
                                                                                                                            540
                                                                                                           ---------------------
REOCs (HOTEL)  6.5%

                       25,700   Hilton Hotels Corp.                                                                         458
                       27,000   Starwood Hotels & Resorts Worldwide, Inc.                                                 1,215
                                                                                                           ---------------------
                                                                                                                          1,673
                                                                                                           ---------------------

TOTAL COMMON STOCKS (COST $24,340)                                                                                       25,405
                                                                                                           ---------------------

SHORT-TERM INVESTMENT  2.0%

        $             518,082   Repurchase Agreement, State Street Bank, 0.770%, 08/02/04
                                (Maturity Value $518) (Cost $518) Collateral: FNMA, 6.625%,
                                11/15/10 (Collateral Value $529)                                                            518
                                                                                                           ---------------------

TOTAL SHORT-TERM INVESTMENT (COST $518)                                                                                     518
                                                                                                           ---------------------

                       FREMONT REAL ESTATE SECURITIES FUND
                            July 31, 2004 (Unaudited)

SCHEDULE OF INVESTMENTS IN SECURITIES AND NET ASSETS

                                                                                                                Value (000s)
--------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (COST $24,858++),  100.1%                                                                $             25,923
                                                                                                           ---------------------

OTHER ASSETS AND LIABILITIES, NET,  (0.1)%                                                                                  (25)
                                                                                                           ---------------------

NET ASSETS, 100.0%                                                                                         $             25,898
                                                                                                           =====================

++ At July 31, 2004, the aggregate unrealized appreciation and depreciation of securities, based on their cost for federal income tax purposes, were as follows:
                                Cost of investments for tax purposes                                       $             24,995
                                                                                                           =====================
                                Gross tax unrealized appreciation                                          $              1,244
                                Gross tax unrealized depreciation                                                          (316)
                                                                                                           ---------------------
                                Net tax unrealized appreciation                                            $                928
                                                                                                           =====================

FOR FOOTNOTE REFERENCES, SEE "NOTES TO SCHEDULES OF INVESTMENTS IN SECURITIES AND NET ASSETS."

                                FREMONT BOND FUND
                            July 31, 2004 (Unaudited)

SCHEDULE OF INVESTMENTS IN SECURITIES AND NET ASSETS

                                                                                Interest             Maturity
         Face Amount     Issuer                                                   Rate                 Date            Value (000s)
------------------------------------------------------------------------------------------------------------------------------------
BONDS  40.6%
COLLATERALIZED MORTGAGE OBLIGATIONS  7.5%

$          1,324,241     Amortizing Residential Collateral Trust 2002-BC4 A
                         FRN(d)                                                  2.129%              07/25/32       $         1,326
             155,425     Bear Stearns Adjustable Rate Mortgage Trust 2002-2
                         A1 FRN(d)                                               4.322%              11/25/30                   156
             265,715     Bear Stearns Asset Backed Securities, Inc. 2001-A
                         AIII FRN(d)                                             1.630%              02/15/31                   266
           1,405,642     CDC Mortgage Capital Trust 2002-HE2 A FRN(d)            2.100%              01/25/33                 1,408
             185,636     Countrywide Asset-Backed Certificates 2000-2 AV1
                         FRN(d)                                                  1.550%              06/25/31                   186
           3,991,876     EMC Mortgage Loan Trust 2001-A A FRN(d)**               3.950%              05/25/40                 4,004
             106,288     FHLMC 1018 O                                            7.000%              11/15/20                   106
           1,664,983     FHLMC 2247 Z                                            7.500%              08/15/30                 1,715
             226,349     FHLMC 2248 FB FRN(d)                                    1.810%              09/15/30                   227
          14,341,742     FHLMC 2351 AZ                                           6.500%              08/15/31                15,237
              71,186     FHLMC 2504 L                                            5.500%              03/15/15                    72
             303,881     FHLMC 2535 DT                                           5.000%              09/15/16                   311
             199,198     First Nationwide Trust 2001-4 3A5 FRN(d)                1.920%              09/25/31                   200
             100,000     FNMA 1993-11 J                                          7.500%              02/25/08                   108
          10,982,892     FNMA 2003-25 KP                                         5.000%              04/25/33                10,887
           2,618,358     FNMA G93-21 Z                                           7.200%              05/25/23                 2,802
           3,589,862     Government National Mortgage Association 1998-15 C      6.500%              06/20/28                 3,757
           6,670,169     Government National Mortgage Association 2001-16Z       6.750%              10/16/40                 7,141
             800,000     GS Mortgage Securities Corp. II 2001-1285 A2**          6.526%              08/15/18                   878
             335,307     Nationslink Funding Corp. 1999-SL A4                    6.654%              11/10/30                   355
             141,345     PNC Mortgage Securities Corp. 1999-4 1A8                6.200%              06/25/29                   142
           1,380,308     Prime Mortgage Trust 2004-CL1 1A2(d)                    1.520%              02/25/34                 1,379
             324,913     Prime Mortgage Trust 2004-CL1 2A2(d)                    1.520%              02/25/19                   326
             123,717     Prudential Home Mortgage Securities 1993-20 A11         7.000%              06/25/08                   124
           4,077,042     Structured Asset Mortgage Investments, Inc. 2002-AR3
                         A1 FRN(d)                                               2.140%              09/19/32                 4,087
              32,360     Structured Asset Securities Corp. 2001-1 3A             7.000%              02/25/16                    32
             577,230     Structured Asset Securities Corp. 2001-21A 1A1 FRN(d)   6.250%              01/25/32                   600
           1,232,493     Structured Asset Securities Corp. 2002-13 3A1 FRN(d)    1.569%              06/25/17                 1,235
             418,193     Structured Asset Securities Corp. 2002-HF1 A FRN(d)     2.130%              01/25/33                   418
             582,540     United Mortgage Securities Corp. 1993-1 AA              4.707%              09/25/33                   587
              87,637     Washington Mutual 2001-1 A                              4.171%              01/25/41                    88
                                                                                                                    ----------------
                                                                                                                             60,160
                                                                                                                    ----------------
FOREIGN CORPORATE BONDS  0.7%

             350,000     Deutsche Telekom International Finance BV               7.750%              06/15/05                   367
(euro)     1,800,000     Lloyds TSB Capital 1                                    7.375%              02/07/49                 2,533
$          1,000,000     Royal Bank of Scotland                                  9.118%              03/31/49                 1,211
           1,200,000     UFJ Finance Aruba AEC                                   6.750%              07/15/13                 1,291
                                                                                                                    ----------------
                                                                                                                              5,402
                                                                                                                    ----------------
FOREIGN GOVERNMENT BONDS  2.8%

           5,090,000     Republic of Brazil                                     11.000%              01/11/12                 5,344
             500,000     Republic of Brazil                                     12.250%              03/06/30                   541
             400,017     Republic of Brazil FRN(d)                               2.063%              04/15/09                   375

                                FREMONT BOND FUND
                            July 31, 2004 (Unaudited)

SCHEDULE OF INVESTMENTS IN SECURITIES AND NET ASSETS

                                                                                Interest             Maturity
         Face Amount     Issuer                                                   Rate                 Date            Value (000s)
------------------------------------------------------------------------------------------------------------------------------------
FOREIGN GOVERNMENT BONDS  (CONT.)

$            624,000     Republic of Brazil FRN(d)                               2.125%              04/15/06       $           620
              58,825     Republic of Brazil FRN(d)                               3.250%              04/15/09                    55
             600,000     Republic of Panama                                      8.250%              04/22/08                   658
             200,000     Republic of Panama                                      8.875%              09/30/27                   202
           1,900,000     Republic of Peru                                        9.875%              02/06/15                 2,047
           6,800,000     Republic of Peru 144A**                                 9.125%              02/21/12                 7,140
           1,860,000     United Mexican States                                   6.375%              01/16/13                 1,903
           1,000,000     United Mexican States                                   7.500%              01/14/12                 1,102
           1,000,000     United Mexican States                                   8.000%              09/24/22                 1,072
             600,000     United Mexican States                                   8.375%              01/14/11                   688
             200,000     United Mexican States                                   9.875%              02/01/10                   244
             300,000     United Mexican States                                  11.375%              09/15/16                   426
                                                                                                                    ----------------
                                                                                                                             22,417
                                                                                                                    ----------------
MORTGAGE BACKED OBLIGATIONS  14.4%

           2,344,767     Bear Stearns ARM Trust                                  5.219%              04/25/33                 2,345
             207,545     Bear Stearns ARM Trust                                  5.373%              10/25/32                   209
             449,510     Bear Stearns ARM Trust                                  5.658%              02/25/33                   451
              69,423     Bear Stearns ARM Trust                                  6.164%              08/25/32                    69
             753,790     CS First Boston Mortgage Securities Corp.               5.761%              10/25/32                   765
           3,940,590     CS First Boston Mortgage Securities Corp. 144A**        2.361%              08/25/33                 3,946
              14,225     FH ARM(d)                                               7.834%              07/01/30                    14
           1,847,660     FHLMC                                                   5.000%              10/01/18                 1,864
           1,944,811     FHLMC                                                   5.000%              11/01/18                 1,962
             818,703     FHLMC                                                   6.000%        02/01/16 - 09/01/16              855
           1,956,314     FHLMC                                                   6.500%        01/01/26 - 08/01/32            2,048
          13,571,718     FNMA                                                    5.000%        12/01/17 - 05/01/34           13,563
          28,836,978     FNMA                                                    5.500%        11/01/16 - 05/01/34           29,517
           8,811,618     FNMA                                                    6.000%        04/01/16 - 11/01/33            9,211
           4,288,081     FNMA ARM(d)                                             4.199%              05/01/36                 4,402
           2,473,823     FNMA ARM(d)                                             4.300%              05/01/36                 2,551
              33,252     FNMA ARM(d)                                             4.418%              11/01/23                    34
           7,500,000     FNMA TBA                                                5.000%              08/12/34                 7,312
          30,200,000     FNMA TBA                                                5.500%              08/12/34                30,285
           1,228,342     FNMA Whole Loan                                         6.500%              12/25/42                 1,289
             712,343     GNMA II ARM(d)                                          1.000%              05/20/34                   701
              83,270     GNMA II ARM(d)                                          1.000%              06/20/34                    82
             133,335     GNMA II ARM(d)                                          4.375%              03/20/24                   133
           1,076,893     GNMA II ARM(d)                                          5.000%              11/20/29                 1,083
              22,993     GNMA II ARM(d)                                          5.375%              04/20/21                    23
             106,719     GNMA II ARM(d)                                          5.625%              11/20/24                   108
              57,250     GNMA II ARM(d)                                          5.625%              10/20/25                    58
              78,064     GNMA II ARM(d)                                          5.625%              11/20/26                    79
             313,015     GNMA II ARM(d)                                          5.625%              10/20/27                   317
             101,530     GNMA II ARM(d)                                          5.750%              08/20/25                   103
           1,151,072     Washington Mutual MSC Mortgage Pass-Through CTFS
                         FRN(d)                                                  5.385%              02/25/31                 1,179
                                                                                                                    ----------------
                                                                                                                            116,558
                                                                                                                    ----------------

                                FREMONT BOND FUND
                            July 31, 2004 (Unaudited)

SCHEDULE OF INVESTMENTS IN SECURITIES AND NET ASSETS

                                                                                Interest             Maturity
         Face Amount     Issuer                                                   Rate                 Date            Value (000s)
------------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS  4.3%

$          2,600,000     Badger TOB Asset Securitization Corp.                   6.000%              06/01/17       $         2,386
           1,000,000     Energy Northwest WA                                     5.500%              07/01/13                 1,112
             700,000     Energy Northwest WA                                     5.500%              07/01/14                   780
           4,000,000     Honolulu City & County HI (MBIA Insured)                5.000%              07/01/11                 4,360
           4,510,000     King County WA Sewer Revenue Series A (FGIC Insured)    5.000%              01/01/35                 4,461
           3,700,000     Las Vegas Valley NV Water District (MBIA Insured)       5.000%              06/01/27                 3,695
           1,500,000     New York City Municipal Water Finance Authority         5.000%              06/15/34                 1,482
           5,100,000     New York City Transitional Finance Authority            5.000%              02/01/33                 5,039
           1,050,000     New York State Environmental Facilities Corp.           8.414%              06/15/23                 1,134
             500,000     Orange County Sanitation District (FGIC Insured)        5.000%              02/01/33                   498
             500,000     State of Illinois                                       5.000%              03/01/34                   490
             900,000     State of Wisconsin (MBIA Insured)                       5.000%              05/01/10                   979
           2,200,000     Tobacco Settlement Financing Corp. NJ                   4.375%              06/01/19                 2,098
             950,000     Tobacco Settlement Financing Corp. NJ                   6.125%              06/01/24                   883
           5,350,000     Tobacco Settlement Financing Corp. NJ                   6.750%              06/01/39                 4,807
             800,000     University of Texas                                     5.000%              08/15/33                   793
                                                                                                                    ----------------
                                                                                                                             34,997
                                                                                                                    ----------------
U.S. CORPORATE BONDS 2.2%

             100,000     El Paso Corp.                                           7.875%              06/15/12                    92
(euro)     1,900,000     KBC Bank Funding Trust II                               6.875%              06/30/49                 2,542
$          2,400,000     Morgan Stanley Warehouse Facilities                     1.390%              07/06/05                 2,400
           1,800,000     Pemex Project Funding Master Trust                      8.000%              11/15/11                 1,984
             600,000     Pemex Project Funding Master Trust                      8.625%              02/01/22                   649
           3,413,000     Qwest Capital Funding                                   7.250%              02/15/11                 2,952
           1,500,000     Sonat, Inc.                                             7.625%              07/15/11                 1,372
           6,145,000     Tennessee Gas Pipeline Co.                              7.000%              10/15/28                 5,492
             125,000     Time Warner, Inc.                                       7.975%              08/15/04                   125
             100,000     Williams Cos., Inc.                                     7.625%              07/15/19                   102
                                                                                                                    ----------------
                                                                                                                             17,710
                                                                                                                    ----------------
U.S. GOVERNMENT & AGENCIES 8.7%

           4,767,919     Small Business Administration                           6.344%              08/01/11                 5,053
             208,734     Small Business Administration                           7.449%              08/01/10                   229
             196,180     Small Business Administration Participation
                         Certificates 2003-20I 1                                 5.130%              09/01/23                   197
               3,102     U.S. Treasury Inflation Indexed Bond(f)                 3.000%              07/15/12                     3
           2,625,810     U.S. Treasury Inflation Indexed Bond(f)                 3.375%              01/15/07                 2,815
          11,236,800     U.S. Treasury Inflation Indexed Bond(f)                 3.625%              01/15/08                12,303
          39,261,353     U.S. Treasury Inflation Indexed Bond(f)                 3.875%              01/15/09                43,913
           6,100,000     U.S. Treasury Note                                      2.750%              07/31/06                 6,111
                                                                                                                    ----------------
                                                                                                                             70,624
                                                                                                                    ----------------

TOTAL BONDS (COST $321,157)                                                                                                 327,868
                                                                                                                    ----------------

                                FREMONT BOND FUND
                            July 31, 2004 (Unaudited)

SCHEDULE OF INVESTMENTS IN SECURITIES AND NET ASSETS

          Contracts/
             Shares/
         Face Amount     Issuer                                                                                        Value (000s)
------------------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCK  0.8%

FINANCIAL SERVICES (BANKS)  0.8%

                 573     DG Funding Trust(g)**                                                                      $         6,160
                                                                                                                    ----------------

TOTAL PREFERRED STOCK (COST $6,038)                                                                                           6,160
                                                                                                                    ----------------

RIGHTS  0.1%

$         17,800,000     United Mexican States Value Recovery Right, Series C, Exp. June 2005(g)                                356
          11,200,000     United Mexican States Value Recovery Right, Series D, Exp. June 2006(g)                                224
          11,200,000     United Mexican States Value Recovery Right, Series E, Exp. June 2007(g)                                185
                                                                                                                    ----------------

TOTAL RIGHTS (COST $121)                                                                                                        765
                                                                                                                    ----------------

PUT OPTION  0.0%
                  95     Eurodollar Futures, Strike @ 95.00, Exp. 09/13/04                                                        1
                                                                                                                    ----------------

TOTAL PUT OPTION (COST $1)                                                                                                        1
                                                                                                                    ----------------

MUNICIPAL FUNDS  1.4%

              37,500     Dreyfus Municipal Income, Inc.                                                                         364
              55,000     Managed Municipal Portfolio Income                                                                     592
              53,800     MFS Municipal Income Trust                                                                             407
              44,000     MuniEnhanced Fund, Inc.                                                                                457
              25,000     Muniholdings Florida Insured Fund                                                                      356
              51,900     MuniHoldings Insured Fund II, Inc.                                                                     658
              55,000     MuniVest Fund, Inc.                                                                                    487
              55,000     MuniYield Fund, Inc.                                                                                   720
              55,000     MuniYield Quality Fund II, Inc.                                                                        662
              55,000     MuniYield Quality Fund, Inc.                                                                           760
              55,000     Nuveen Performance Plus Municipal Fund                                                                 776
              55,000     Nuveen Premium Income Municipal Fund 2                                                                 758
              55,000     Nuveen Premium Income Municipal Fund 4                                                                 667
              55,000     Nuveen Quality Income Municipal Fund                                                                   770
              48,000     Putnam Municipal Bond Fund                                                                             589
              15,600     Salomon Brothers Municipal Partners Fund, Inc.                                                         206
              55,000     Scudder Municipal Income Trust                                                                         655
              45,600     Van Kampen Municipal Opportunity Trust II                                                              625
              55,000     Van Kampen Trust for Investment Grade Municipals                                                       817
              14,200     Van Kampen Value Municipal Income Trust                                                                199
                                                                                                                    ----------------

TOTAL MUNICIPAL FUNDS (COST $11,638)                                                                                         11,525
                                                                                                                    ----------------

                                FREMONT BOND FUND
                            July 31, 2004 (Unaudited)

SCHEDULE OF INVESTMENTS IN SECURITIES AND NET ASSETS

                                                                                Interest             Maturity
         Face Amount     Issuer                                                   Rate                 Date            Value (000s)
------------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS  62.7%

   $      22,400,000     Bank of Ireland, CP                                     1.255%(a)           09/01/04       $        22,377
           1,700,000     Bank of Ireland, CP                                     1.280%(a)           09/08/04                 1,698
          12,200,000     Barclays US Funding LLC, CP                             1.110%(a)           08/26/04                12,191
           2,900,000     Barclays US Funding LLC, CP                             1.280%(a)           09/21/04                 2,895
          16,400,000     CDC Commercial Paper Corp., CP                          1.250%(a)           09/16/04                16,374
           3,000,000     CDC Commercial Paper Corp., CP                          1.260%(a)           09/22/04                 2,995
          16,100,000     Citibank NA, CD                                         1.560%              10/25/04                16,100
           8,300,000     Danske Corp., CP                                        1.270%(a)           09/20/04                 8,286
           8,100,000     FHLB, DN                                                1.410%(a)           09/15/04                 8,086
           1,100,000     FHLMC, DN                                               1.125%(a)           08/10/04                 1,100
           4,900,000     FHLMC, DN                                               1.150%(a)           08/17/04                 4,898
           3,400,000     FHLMC, DN                                               1.079%(a)           08/23/04                 3,397
           8,100,000     FHLMC, DN                                               1.180%(a)           08/24/04                 8,094
           5,500,000     FHLMC, DN                                               1.210%(a)           08/31/04                 5,495
          16,400,000     FHLMC, DN                                               1.200%(a)           09/13/04                16,377
           8,100,000     FHLMC, DN                                               1.445%(a)           09/14/04                 8,086
          12,400,000     FHLMC, DN                                               1.435%(a)           09/21/04                12,375
           2,200,000     FHLMC, DN                                               1.465%(a)           09/28/04                 2,195
           8,100,000     FHLMC, DN                                               1.437%(a)           09/30/04                 8,080
          12,000,000     FHLMC, DN                                               1.500%(a)           10/19/04                11,961
           1,100,000     FHLMC, DN                                               1.500%(a)           10/19/04                 1,096
           8,100,000     FHLMC, DN                                               1.560%(a)           10/20/04                 8,072
          15,600,000     FHLMC, DN                                               1.545%(a)           10/25/04                15,543
           1,200,000     FHLMC, DN                                               1.545%(a)           11/12/04                 1,195
           8,100,000     FHLMC, DN                                               1.570%(a)           11/15/04                 8,063
           7,900,000     FHLMC, DN                                               1.579%(a)           11/22/04                 7,861
          19,200,000     FNMA, DN                                                1.125%(a)           08/11/04                19,195
          16,400,000     FNMA, DN                                                1.150%(a)           08/18/04                16,392
           4,100,000     FNMA, DN                                                1.180%(a)           08/25/04                 4,097
           8,200,000     FNMA, DN                                                1.185%(a)           08/25/04                 8,194
          34,100,000     FNMA, DN                                           1.130% - 1.430%(a)       09/08/04                34,053
          23,900,000     FNMA, DN                                           1.414% - 1.435%(a)       09/22/04                23,852
           8,100,000     FNMA, DN                                                1.526%(a)           10/20/04                 8,072
           7,800,000     FNMA, DN                                                1.530%(a)           10/20/04                 7,774
          16,200,000     FNMA, DN                                                1.180%(a)           11/01/04                16,135
           5,100,000     General Electric Capital Corp., CP                      1.140%(a)           09/03/04                 5,095
          12,200,000     General Electric Capital Corp., CP                      1.580%(a)           11/01/04                12,151
           7,200,000     General Electric Capital Corp., CP                      1.590%(a)           11/10/04                 7,168
           2,100,000     Rabobank USA Financial Corp., CP                        1.110%(a)           08/23/04                 2,099
           7,200,000     Royal Bank of Scotland PLC, CP                          1.110%(a)           08/25/04                 7,195
          23,000,000     Svenska Handelsbanken, CP                               1.090%(a)           08/03/04                22,999
             100,000     Svenska Handelsbanken, CP                               1.250%(a)           09/01/04                   100
           1,500,000     Svenska Handelsbanken, CP                               1.295%(a)           09/24/04                 1,497
          13,500,000     Total Fina Elf SA, CP                                   1.310%              08/02/04                13,500
           1,100,000     Toyota Motor Credit Corp., CP                           1.480%(a)           09/22/04                 1,098
          16,200,000     U.S. Treasury Bill                                      1.233%(a)           09/09/04                16,179
           7,925,000     U.S. Treasury Bill+                                1.171% - 1.391%(a)       09/16/04                 7,911
          22,500,000     U.S. Treasury Bill                                      1.535%(a)           12/16/04                22,369

                                FREMONT BOND FUND
                            July 31, 2004 (Unaudited)

SCHEDULE OF INVESTMENTS IN SECURITIES AND NET ASSETS

                                                                                Interest             Maturity
         Face Amount     Issuer                                                   Rate                 Date            Value (000s)
------------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS  (CONT.)

 $         3,120,000     U.S. Treasury Bill - WI Post Auction+              1.133% - 1.205%(a)       09/02/04       $         3,116
           1,500,000     UBS Finance (Delaware) LLC, CP                          1.345%(a)           08/26/04                 1,499
           4,300,000     UBS Finance (Delaware) LLC, CP                          1.385%(a)           09/07/04                 4,294
          16,100,000     Wells Fargo Bank NA, CD                                 1.400%              09/01/04                16,100
           4,341,644     Repurchase Agreement, State Street Bank, 0.770%,
                         08/02/04 (Maturity Value $4,342) (Cost $4,342)
                         Collateral: FHLB, 2.500%, 01/16/09 (Collateral Value
                         $4,432)                                                                                              4,342
           5,000,000     Repurchase Agreement, U.S. Treasury, 1.270%,
                         08/02/04 (Maturity Value $5,001) (Cost $5,000)
                         Collateral: U.S. Treasury Bill, 1.330%, 10/21/04
                         (Collateral Value $5,000)                                                                            5,000
                                                                                                                    ----------------

TOTAL SHORT-TERM INVESTMENTS (COST $506,366)                                                                                506,366
                                                                                                                    ----------------

TOTAL INVESTMENTS (COST $845,321++),  105.6%                                                                                852,685
                                                                                                                    ----------------

OTHER ASSETS AND LIABILITIES, NET,  (5.6)%                                                                                  (45,315)
                                                                                                                    ----------------

NET ASSETS, 100.0%                                                                                                  $       807,370
                                                                                                                    ================

SHORT SALES

Short sales open as of July 31, 2004 were as follows:

           Par Value     Description                                        Proceeds (000s)             Value (000s)
--------------------------------------------------------------------------------------------------------------------
$          7,100,000     U.S. Treasury Bond, 6.250%, due 05/15/30               $  8,042                   $  8,061
          25,300,000     U.S. Treasury Bond, 5.375%, due 02/15/31                 25,431                     25,921
                                                                            ----------------------------------------
                                                                                $ 33,473                   $ 33,982
                                                                            ========================================

WRITTEN OPTIONS

The following written options were outstanding at July 31, 2004:

        Number of
        Contracts        Name of Issuer                                      Exercise Price      Expiration Date       Value (000s)
------------------------------------------------------------------------------------------------------------------------------------
Call Options:
                  36     U.S. Treasury Note 5 Year Futures                       107.5               Sep '04           $          3
                  99     U.S. Treasury Note 10 Year Futures                       110                Sep '04                    125
                  40     U.S. Treasury Note 10 Year Futures                       111                Sep '04                     28
                  24     U.S. Treasury Note 5 Year Futures                       111.5               Sep '04                      1
                  43     U.S. Treasury Note 10 Year Futures                       114                Sep '04                      2
                 133     U.S. Treasury Note 10 Year Futures                       115                Sep '04                      2
          12,700,000     3 Month LIBOR                                           5.50%               Jan '05                    559
          13,900,000     3 Month LIBOR                                           6.00%               Jun '05                    857

                                FREMONT BOND FUND
                            July 31, 2004 (Unaudited)

SCHEDULE OF INVESTMENTS IN SECURITIES AND NET ASSETS

        Number of
        Contracts        Name of Issuer                                      Exercise Price      Expiration Date       Value (000s)
------------------------------------------------------------------------------------------------------------------------------------
Put Options:
                  99     U.S. Treasury Note 10 Year Futures                       105                Sep '04           $          2
                  73     U.S. Treasury Note 10 Year Futures                       108                Sep '04                     10
           3,600,000     3 Month LIBOR                                           3.80%               Oct '04                      1
          12,700,000     3 Month LIBOR                                           7.00%               Jan '05                      2
           8,100,000     3 Month LIBOR                                           6.70%               Jun '05                     22
                                                                                                                       -------------
                                                                                                                       $      1,614
                                                                                                                       =============

 ++  At July 31, 2004, the aggregate unrealized appreciation and depreciation of securities, based on their cost for federal income tax purposes, were as follows:
                         Cost of investments for tax purposes                                                          $    845,351
                                                                                                                       =============
                         Gross tax unrealized appreciation                                                                   10,246
                         Gross tax unrealized depreciation                                                                   (2,912)
                                                                                                                       -------------
                         Net tax unrealized appreciation                                                               $      7,334
                                                                                                                       =============

FOR FOOTNOTE REFERENCES, SEE "NOTES TO SCHEDULES OF INVESTMENTS IN SECURITIES AND NET ASSETS."

                  FREMONT CALIFORNIA INTERMEDIATE TAX-FREE FUND
                            July 31, 2004 (Unaudited)

SCHEDULE OF INVESTMENTS IN SECURITIES AND NET ASSETS

                                                                                          Interest        Maturity
  Face Amount     Issuer                                                                    Rate            Date       Value (000s)
------------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS  95.8%
   $  500,000     Bay Area Government Association CA Revenue (AMBAC Insured)                5.000%         08/01/20   $         518
    1,000,000     California Educational Facilities Authority, Santa Clara University
                  (AMBAC Insured)                                                           5.250%         09/01/17           1,112
    1,000,000     California Infrastructure & Economic Development Bank Revenue, Bay
                  Area Toll Bridges - 1st Lien A (FSA Insured)                              5.250%         07/01/18           1,077
    1,000,000     California State Department of Water Resources, Central Valley
                  Project Revenue, Water Systems Series Y (FGIC Insured)                    5.250%         12/01/18           1,076
      500,000     California State Department of Water Resources, Power Supply Revenue
                  Series A (MBIA Insured)                                                   5.000%         05/01/17             529
    1,000,000     California State Department of Water Resources, Water Revenue Central
                  Valley Project Series Z (FGIC Insured)                                    5.000%         12/01/16           1,062
      200,000     California State Public Works Board, Lease Revenue Dept. of General
                  Services - Teale Data Center B (AMBAC Insured)                            5.250%         03/01/19             213
      200,000     California State Public Works Board, Lease Revenue Various University
                  of California Project A (AMBAC Insured)                                   5.400%         12/01/16             215
      500,000     City of Los Angeles Series A                                              5.000%         09/01/18             525
      500,000     Contra Costa California Water District, Water Revenue Refunding,
                  Series K (FSA Insured)                                                    5.000%         10/01/16             529
    1,500,000     Contra Costa California Water District, Water Revenue Refunding,
                  Series M (FSA Insured)                                                    5.000%         10/01/16           1,595
    1,235,000     Contra Costa Water Authority (FGIC Insured)                               5.000%         10/01/18           1,297
      675,000     East Bay CA MUD, Water System Revenue (MBIA Insured)                      5.250%         06/01/14             730
      200,000     East Bay CA MUD, Water System Revenue Series 2001 (MBIA Insured)          5.250%         06/01/17             214
    1,000,000     East Bay CA Regional Park District, Water System Revenue (FSA Insured)    5.000%         09/01/20           1,027
      340,000     East Bay Municipal Utility District, Water System Revenue (FSA Insured)   5.000%         06/01/18             358
      250,000     East Bay Municipal Utility District, Water System Revenue (MBIA Insured)  5.250%         06/01/18             266
      350,000     El Paso De Robles CA Series C (MBIA Insured)                              5.250%         08/01/17             376
    1,000,000     Fresno CA Sewer Revenue Series A-1 (AMBAC Insured)                        5.250%         09/01/19           1,106
    1,000,000     Grossmont Union High School District, Election of 2004 (FSA Insured)      3.000%         08/01/05           1,015
      115,000     Grossmont Union High School District, Election of 2004 (FSA Insured)      5.000%         08/01/13             126
      250,000     Grossmont Union High School District, Election of 2004 (FSA Insured)      5.000%         08/01/15             268
    1,050,000     Kings River Conservation District, Pine Flat Power Revenue Series E       5.125%         01/01/17           1,107
      450,000     Larkspur School District Series A                                         5.125%         08/01/18             478
    1,100,000     Lodi Unified School District (MBIA Insured)                               5.000%         08/01/18           1,151
      300,000     Los Angeles CA Certificate Participation Real Property Program (AMBAC
                  Insured)                                                                  5.250%         04/01/19             321
    1,565,000     Los Angeles CA Series A (MBIA Insured)                                    5.000%         09/01/17           1,643
    2,000,000     Los Angeles CA Series A (MBIA Insured)                                    5.000%         09/01/18           2,110
    1,000,000     Los Angeles CA Unified School District, Election of 1997 Series F
                  (FSA Insured)                                                             5.000%         07/01/16           1,066
      150,000     Los Angeles Community College District Series B (FSA Insured)             5.000%         08/01/12             164
      300,000     Los Angeles County Public Works Financing Authority Revenue, Regional
                  Park and Open Space District Series A                                     5.000%         10/01/04             302
    2,000,000     Los Angeles County Sanitation Districts Financing Authority, Series A
                  (FSA Insured)                                                             5.000%         10/01/17           2,116
    1,000,000     Los Angeles County Transportation Authority, Sales Tax Revenue
                  (FSA Insured)                                                             5.000%         07/01/15           1,056
      300,000     Los Angeles Department of Water & Power, Power System Series A
                  Subseries A-2 (MBIA Insured)                                              5.000%         07/01/16             320
      510,000     Los Angeles Department of Water & Power, Waterworks Revenue Series C
                  (MBIA Insured)                                                            5.250%         07/01/18             552
    1,000,000     Los Osos CA Community Services, Wastewater Assessment District
                  (MBIA Insured)                                                            5.000%         09/02/17           1,066
      400,000     Nevada Joint Union High School District Series A (FSA Insured)            5.000%         08/01/19             418
      500,000     North Orange County Community College District, Election of 2002
                  Series B (FGIC Insured)                                                   5.000%         08/01/17             533
      500,000     Peralta California Community College District (AMBAC Insured)             5.350%         08/01/17             536
      500,000     Redwood City School District (FGIC Insured)                               5.000%         07/15/19             522

                  FREMONT CALIFORNIA INTERMEDIATE TAX-FREE FUND
                            July 31, 2004 (Unaudited)

SCHEDULE OF INVESTMENTS IN SECURITIES AND NET ASSETS

                                                                                          Interest        Maturity
  Face Amount     Issuer                                                                    Rate            Date        Value (000s)
------------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS  (CONT.)
   $2,000,000     Sacramento MUD, Electric Revenue 1997 Series L (MBIA Insured)             5.125%         07/01/15   $       2,130
      250,000     Sacramento Municipal Utility District, Electric Revenue Series P
                  (FSA Insured)                                                             5.250%         08/15/17             268
    1,800,000     San Bernardino County CA Certificates of Participation, Medical
                  Center Financing Project Series A (MBIA Insured)                          6.500%         08/01/28           1,926
      500,000     San Diego CA Unified School District Series C (FSA Insured)               5.000%         07/01/19             524
    1,030,000     San Diego Unified School District Series C (FSA Insured)                  5.000%         07/01/16           1,098
    1,615,000     San Diego Unified School District, Election 1998 Series E (FSA Insured)   5.250%         07/01/17           1,754
      500,000     San Jose CA Library, Parks & Public Safety Projects                       5.000%         09/01/19             522
    1,500,000     San Jose Evergreen Community College District Series A (AMBAC Insured)    5.000%         09/01/19           1,580
      150,000     San Jose Evergreen Community College District, 2006 Crossover Series B    5.000%         09/01/11             165
      700,000     San Jose Evergreen Community College District, 2010 Crossover Series C    5.000%         09/01/14             764
      500,000     San Jose Evergreen Community College District, 2010 Crossover Series C    5.250%         09/01/16             547
      500,000     San Mateo CA Union High School District, Election of 2000 Series A
                  (FGIC Insured)                                                            5.375%         09/01/17             541
      500,000     San Rafael City High School District, Election of 2002 Series B
                  (FGIC Insured)                                                            5.000%         08/01/16             533
      500,000     Santa Clara County, Fremont California Union High School District
                  Series B (FGIC Insured)                                                   5.250%         09/01/19             528
      490,000     Santa Clara Valley Water District, Certificates of Participation
                  Series A (FGIC Insured)                                                   5.000%         02/01/17             521
      655,000     Santa Clara Valley Water District, Certificates of Participation
                  Series A (FGIC Insured)                                                   5.000%         02/01/18             690
      730,000     Santa Rosa High School District, Election 2002 (MBIA Insured)             5.000%         08/01/19             765
      500,000     State of California Economic Recovery Series A (FGIC Insured)             5.250%         07/01/14             555
    1,500,000     State of California Economic Recovery Series C-1 (ST GTD Insured)(d)      1.050%         07/01/23           1,500
      100,000     University of California, Multi-Purpose Projects Series H                 5.000%         09/01/04             100
      300,000     University of California, Series B (AMBAC Insured)                        5.250%         05/15/15             327
                                                                                                                      --------------

TOTAL MUNICIPAL BONDS (COST $47,188)                                                                                         48,033
                                                                                                                      --------------

SHORT-TERM INVESTMENT 4.4%

    2,212,523     Provident Institutional Fund: Municipal Fund for California Investors, Inc.                                 2,212
                                                                                                                      --------------

TOTAL SHORT-TERM INVESTMENT (COST $2,212)                                                                                     2,212
                                                                                                                      --------------

TOTAL INVESTMENTS (COST $49,400++),  100.2%                                                                                  50,245
                                                                                                                      --------------

OTHER ASSETS AND LIABILITIES, NET,  (0.2)%                                                                                      (90)
                                                                                                                      --------------

NET ASSETS, 100.0%                                                                                                    $      50,155
                                                                                                                      ==============

        At July 31, 2004, 85% of the securities in the portfolio are backed by insurance of financial institutions and financial guaranty assurance agencies. Insureres with a concentration greater that 25% of net assets are as follow:
        FSA, 27% and MBIA, 29%.

   ++   At July 31, 2004, the aggregate unrealized appreciation and depreciation of securities, based on their cost for federal income tax purposes, were as follows:
                                           Cost of investments for tax purposes                                       $      49,403
                                                                                                                      ==============
                                           Gross tax unrealized appreciation                                          $         947
                                           Gross tax unrealized depreciation                                                   (105)
                                                                                                                      --------------
                                           Net tax unrealized appreciation                                            $         842
                                                                                                                      ==============

FOR FOOTNOTE REFERENCES, SEE "NOTES TO SCHEDULES OF INVESTMENTS IN SECURITIES AND NET ASSETS."

                            FREMONT MONEY MARKET FUND
                            July 31, 2004 (Unaudited)

SCHEDULE OF INVESTMENTS IN SECURITIES AND NET ASSETS

                                                                                     Interest     Maturity
             Face Amount   Issuer                                                      Rate         Date          Value (000s)
--------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER  100.1%

CONSUMER DURABLES  7.7%

   $          10,000,000   American Honda Finance Corp.                                 1.210%     08/04/04    $          9,999
              10,000,000   American Honda Finance Corp.                                 1.420%     09/21/04               9,980
              10,000,000   BMW US Capital Corp.                                         1.130%     08/13/04               9,997
              10,000,000   BMW US Capital Corp.                                         1.470%     10/06/04               9,973
               5,000,000   Sharp Electronics Corp.                                      1.370%     08/31/04               4,995
                                                                                                               -----------------
                                                                                                                         44,944
                                                                                                               -----------------
CONSUMER NON-DURABLES  9.5%

               5,000,000   Canadian Wheat Board                                         1.580%     12/01/04               4,973
              10,000,000   Canadian Wheat Board                                         1.580%     12/02/04               9,946
               5,000,000   Cargill, Inc.                                                1.350%     09/08/04               4,993
              10,000,000   Coca-Cola Co.                                                1.090%     08/06/04               9,999
               5,000,000   Coca-Cola Co.                                                1.290%     08/20/04               4,997
              10,000,000   Diageo Capital PLC**                                         1.210%     08/30/04               9,991
              10,000,000   Nestle Capital Corp.**                                       1.110%     08/02/04              10,000
                                                                                                               -----------------
                                                                                                                         54,899
                                                                                                               -----------------
CONSUMER SERVICES  5.2%

              10,000,000   Columbia University                                          1.080%     08/16/04               9,996
              15,000,000   Columbia University                                          1.230%     08/27/04              14,987
               5,000,000   University of California (Series B)                          1.150%     08/05/04               5,000
                                                                                                               -----------------
                                                                                                                         29,983
                                                                                                               -----------------
FINANCIAL SERVICES (BANKS)  27.0%

              10,000,000   Banque Et Caisse D'Espargne De L'Etat                        1.090%     08/03/04              10,000
              10,000,000   Banque Et Caisse D'Espargne De L'Etat                        1.570%     10/26/04               9,963
              10,000,000   Caisse Centrale Desjardins du Quebec                         1.490%     10/04/04               9,974
              10,000,000   Caisse Centrale Desjardins du Quebec                         1.500%     10/07/04               9,973
               5,800,000   Danske Corp.                                                 1.300%     09/14/04               5,791
               5,000,000   Danske Corp.                                                 1.400%     09/13/04               4,992
              10,000,000   Forenings Sparbanken AB                                      1.140%     08/11/04               9,997
              10,000,000   HBOS Treasury Services PLC                                   1.100%     08/24/04               9,993
              10,000,000   NBNZ International Ltd.**                                    1.450%     09/17/04               9,981
               5,000,000   Nordea North America, Inc.                                   1.450%     09/16/04               4,991
              10,000,000   PACCAR Financial Corp.                                       1.150%     08/13/04               9,997
               5,000,000   PACCAR Financial Corp.                                       1.500%     10/18/04               4,984
              10,000,000   Svenska Handelsbanken, Inc.                                  1.250%     09/01/04               9,979
              10,000,000   Toronto Dominion Holdings, Inc.                              1.280%     08/17/04               9,995
              10,000,000   Toyota Credit de Puerto Rico Corp.                           1.480%     09/20/04               9,980
              10,000,000   Toyota Credit de Puerto Rico Corp.                           1.510%     10/04/04               9,974
                 800,000   UBS Finance (Delaware) LLC                                   1.320%     08/02/04                 800

                            FREMONT MONEY MARKET FUND
                            July 31, 2004 (Unaudited)

SCHEDULE OF INVESTMENTS IN SECURITIES AND NET ASSETS

                                                                                     Interest     Maturity
             Face Amount   Issuer                                                      Rate         Date          Value (000s)
--------------------------------------------------------------------------------------------------------------------------------
FINANCIAL SERVICES (BANKS)  (CONT.)

   $          10,000,000   UBS Finance (Delaware) LLC                                   1.345%     08/26/04    $          9,991
               5,000,000   UBS Finance (Delaware) LLC                                   1.385%     09/07/04               4,993
                                                                                                               -----------------
                                                                                                                        156,348
                                                                                                               -----------------
FINANCIAL SERVICES (OTHER) 18.9%

              10,000,000   Aegon Funding Corp.**                                        1.220%     08/26/04               9,992
              10,000,000   Alliance & Leicester PLC                                     1.160%     08/10/04               9,997
               5,000,000   Alliance & Leicester PLC                                     1.200%     08/19/04               4,997
               5,000,000   Alliance & Leicester PLC                                     1.240%     08/20/04               4,997
              10,000,000   CBA (Delaware) Financial, Inc.                               1.190%     08/16/04               9,995
              10,000,000   CBA Del Finance, Inc.                                        1.490%     10/12/04               9,971
              10,000,000   CIT Group Holdings, Inc.                                     1.230%     08/25/04               9,992
              10,000,000   General Electric Capital Corp.                               1.580%     11/01/04               9,989
               5,000,000   General Electric Capital Corp.                               1.590%     11/10/04               4,993
              10,000,000   KFW International Finance                                    1.040%     09/07/04               9,990
              10,000,000   KFW International Finance                                    1.160%     10/01/04               9,981
               5,000,000   National Rural Utilities Co-op Finance                       1.470%     09/10/04               4,992
              10,000,000   Societe General North America, Inc.                          1.480%     09/14/04               9,982
                                                                                                               -----------------
                                                                                                                        109,868
                                                                                                               -----------------
FOREIGN GOVERNMENT BONDS  2.6%

               5,000,000   Caisse D'Amortissement de La Dette Sociale                   1.390%     09/16/04               4,991
              10,000,000   Caisse D'Amortissement de La Dette Sociale                   1.480%     09/21/04               9,979
                                                                                                               -----------------
                                                                                                                         14,970
                                                                                                               -----------------
HEALTH CARE  5.2%

              10,000,000   Abbott Laboratories**                                        1.420%     09/14/04               9,983
              10,000,000   Pfizer, Inc.**                                               1.120%     08/05/04               9,999
              10,000,000   Pfizer, Inc.                                                 1.140%     10/13/04               9,977
                                                                                                               -----------------
                                                                                                                         29,959
                                                                                                               -----------------
RAW MATERIALS  1.7%

              10,000,000   Du Pont (E.I.) de Nemours & Co.                              1.290%     08/23/04               9,992
                                                                                                               -----------------
                                                                                                                          9,992
                                                                                                               -----------------
U.S. GOVERNMENT & AGENCIES 22.3%

              10,000,000   FCDN, AN                                                     1.180%     02/15/05               9,935
               5,000,000   FCDN, AN                                                     1.270%     12/14/04               4,976
               5,000,000   FCDN, AN                                                     2.070%     07/18/05               4,899
              10,000,000   FHLB, AN                                                     1.160%     09/01/04               9,990
              10,000,000   FHLB, AN                                                     1.180%     03/22/05               9,924
              10,000,000   FHLB, AN                                                     1.260%     01/21/05               9,940
              10,000,000   FHLB, AN                                                     2.250%     06/21/05               9,996
              10,000,000   FHLMC, AN                                                    1.300%     08/12/04               9,996
              10,000,000   FHLMC, AN                                                    1.870%     05/03/05               9,858

                            FREMONT MONEY MARKET FUND
                            July 31, 2004 (Unaudited)

SCHEDULE OF INVESTMENTS IN SECURITIES AND NET ASSETS

                                                                                     Interest     Maturity
             Face Amount   Issuer                                                      Rate         Date          Value (000s)
--------------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT & AGENCIES (CONT.)

   $          10,000,000   FNMA, AN                                                     1.280%     08/18/04    $          9,994
              10,000,000   FNMA, AN                                                     1.320%     11/12/04               9,963
              10,000,000   FNMA, AN                                                     1.330%     08/09/04               9,997
              10,000,000   FNMA, AN                                                     1.526%     10/20/04               9,967
              10,000,000   FNMA, AN                                                     2.130%     06/24/05               9,807
                                                                                                               -----------------
                                                                                                                        129,242
                                                                                                               -----------------

TOTAL COMMERCIAL PAPER (COST $580,205)                                                                                  580,205
                                                                                                               -----------------

SHORT-TERM INVESTMENT  0.0%

                  61,461   Repurchase Agreement, State Street Bank, 0.770%, 08/02/04
                           (Maturity Value $61) (Cost $61) Collateral: FNMA, 0.000%,
                           01/05/05 (Collateral Value $65)                                                                   61
                                                                                                               -----------------

TOTAL SHORT-TERM INVESTMENT (COST $61)                                                                                       61
                                                                                                               -----------------

TOTAL INVESTMENTS (COST $580,266++),  100.1%                                                                            580,266
                                                                                                               -----------------

OTHER ASSETS AND LIABILITIES, NET,  (0.1)%                                                                                 (649)
                                                                                                               -----------------

NET ASSETS, 100.0%                                                                                             $        579,617
                                                                                                               =================

++ At July 31, 2004, the aggregate unrealized appreciation and depreciation of securities, based on their cost for federal income tax purposes, was as follows:
                           Cost of investments for tax purposes                                                $        580,266
                                                                                                               =================
                           Gross tax unrealized appreciation                                                   $             --
                           Gross tax unrealized depreciation                                                                 --
                                                                                                               -----------------
                           Net tax unrealized appreciation                                                     $             --
                                                                                                               =================

FOR FOOTNOTE REFERENCES, SEE "NOTES TO SCHEDULES OF INVESTMENTS IN SECURITIES AND NET ASSETS."

          FREMONT INSTITUTIONAL U.S. MICRO-CAP FUND
                  July 31, 2004 (Unaudited)

SCHEDULE OF INVESTMENTS IN SECURITIES AND NET ASSETS

          Shares                Security Description                                                            Value (000s)
--------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS  91.4%

BUSINESS EQUIPMENT & SERVICES  14.4%

                      282,300   Administaff, Inc.*                                                         $              3,755
                    1,183,100   Alloy, Inc.*                                                                              6,087
                      431,800   Calgon Carbon Corp.                                                                       2,733
                      684,900   Centra Software, Inc.*                                                                    1,431
                      800,200   Clean Harbors, Inc.(b)*                                                                   7,682
                      189,600   CoStar Group, Inc.*                                                                       8,049
                      180,800   Equinix, Inc.*                                                                            5,876
                       30,900   Greenfield Online, Inc.*                                                                    500
                      470,600   Harris Interactive, Inc.*                                                                 3,017
                       84,100   Infocrossing, Inc.*                                                                       1,092
                       98,000   Kanbay International, Inc.*                                                               1,520
                      475,500   Lionbridge Technologies, Inc.*                                                            3,538
                    1,999,000   Looksmart*                                                                                3,578
                      269,000   Pemstar, Inc.*                                                                              592
                       55,400   Remedytemp, Inc. (Class A)*                                                                 471
                      115,300   Young Broadcasting, Inc. (Class A)*                                                       1,233
                                                                                                           ---------------------
                                                                                                                         51,154
                                                                                                           ---------------------
CAPITAL GOODS  6.1%

                      378,600   AAON, Inc.*                                                                               6,815
                      316,500   BHA Group Holdings, Inc. (Class A)(b)                                                    12,011
                      270,700   IMPCO Technologies, Inc.*                                                                 1,646
                      196,900   Northern Technologies International Corp.(b)                                              1,053
                                                                                                           ---------------------
                                                                                                                         21,525
                                                                                                           ---------------------
CONSUMER DURABLES  1.0%

                      196,800   Nautilus Group, Inc. (The)                                                                3,645
                                                                                                           ---------------------
                                                                                                                          3,645
                                                                                                           ---------------------
CONSUMER NON-DURABLES  2.0%

                      460,300   Gymboree Corp.*                                                                           7,287
                                                                                                           ---------------------
                                                                                                                          7,287
                                                                                                           ---------------------
CONSUMER SERVICES  1.3%

                      211,400   Monro Muffler, Inc.*                                                                      4,674
                                                                                                           ---------------------
                                                                                                                          4,674
                                                                                                           ---------------------
HEALTH CARE  19.5%

                       60,250   Advanced Neuromodulation Systems, Inc.*                                                   1,931
                      102,000   Angiodynamics, Inc.*                                                                      1,387
                      463,300   ArthroCare Corp.*                                                                        12,338
                      134,700   Atherogenics, Inc.*                                                                       1,937
                      231,600   Conceptus, Inc.*                                                                          2,258
                      740,700   Eclipsys Corp.*                                                                          11,118
                      642,200   Harvard Bioscience, Inc.*                                                                 2,448

          FREMONT INSTITUTIONAL U.S. MICRO-CAP FUND
                  July 31, 2004 (Unaudited)

SCHEDULE OF INVESTMENTS IN SECURITIES AND NET ASSETS

          Shares                Security Description                                                            Value (000s)
--------------------------------------------------------------------------------------------------------------------------------
HEALTH CARE  (CONT.)

                       96,000   ICON PLC ADR*                                                              $              3,547
                      473,000   Intuitive Surgical, Inc.*                                                                10,822
                    1,056,141   NeoPharm, Inc.*                                                                           6,654
                      790,300   OraSure Technologies, Inc.*                                                               6,125
                      245,500   Quidel Corp.*                                                                               852
                      629,200   Regeneration Technologies, Inc.*                                                          6,116
                      136,000   Vital Images, Inc.*                                                                       1,564
                                                                                                           ---------------------
                                                                                                                         69,097
                                                                                                           ---------------------
RETAIL  5.9%

                       40,900   Design Within Reach, Inc.*                                                                  661
                      285,300   Electronics Boutique Holdings Corp.*                                                      7,164
                      196,300   Goody's Family Clothing, Inc.                                                             1,712
                       95,500   J. Jill Group, Inc. (The)*                                                                1,773
                      520,600   Too, Inc.*                                                                                7,799
                      381,000   Tweeter Home Entertainment Group, Inc.*                                                   1,798
                                                                                                           ---------------------
                                                                                                                         20,907
                                                                                                           ---------------------
TECHNOLOGY (COMPONENTS)  18.6%

                      147,300   Actel Corp.*                                                                              2,212
                      727,800   Anaren, Inc.*                                                                             8,726
                      506,500   Catalyst Semiconductor, Inc.*                                                             2,958
                      917,400   Exfo Electro-Optical Engineering, Inc.*                                                   4,312
                      417,400   Genesis Microchip, Inc.*                                                                  4,796
                      607,700   hi/fn, inc.*                                                                              5,560
                      793,367   Identix, Inc.*                                                                            4,276
                      372,500   Interlink Electronics, Inc.*                                                              3,315
                      283,100   Leadis Technology, Inc.*                                                                  3,114
                      789,200   Microtune, Inc.*                                                                          3,512
                      218,100   Power Integrations, Inc.*                                                                 4,401
                      599,100   Sirenza Microdevices, Inc.*                                                               2,912
                      818,650   Trident Microsystems, Inc.*                                                               9,996
                      386,600   Woodhead Industries, Inc.                                                                 5,795
                                                                                                           ---------------------
                                                                                                                         65,885
                                                                                                           ---------------------
TECHNOLOGY (EQUIPMENT)  18.7%

                      397,900   ATMI, Inc.*                                                                               8,101
                      463,400   AudioCodes Ltd.*                                                                          4,912
                      129,300   Audiovox Corp.*                                                                           2,239
                      217,000   August Technology Corp.*                                                                  2,246
                      270,200   Carrier Access Corp.*                                                                     2,010
                    1,502,200   Ceragon Networks Ltd.(b)*                                                                 7,211
                      325,600   COMARCO, Inc.*                                                                            2,279
                      995,400   Computer Access Technology Corp.(b)*                                                      4,250
                      341,600   FormFactor, Inc.*                                                                         6,859
                      778,100   Intevac, Inc.*                                                                            3,424

          FREMONT INSTITUTIONAL U.S. MICRO-CAP FUND
                  July 31, 2004 (Unaudited)

SCHEDULE OF INVESTMENTS IN SECURITIES AND NET ASSETS

          Shares/
          Face Amount           Security Description                                                            Value (000s)
--------------------------------------------------------------------------------------------------------------------------------
TECHNOLOGY (EQUIPMENT)  (CONT.)

                      784,600   NetScout Systems, Inc.*                                                    $              4,825
                      356,000   Rimage Corp.*                                                                             4,842
                      423,500   RIT Technologies Ltd.*                                                                      584
                       23,700   Stratasys, Inc.*                                                                            622
                      812,100   Sunrise Telecom, Inc.                                                                     2,014
                      553,400   Tut Systems, Inc.*                                                                        1,035
                    1,085,100   TVI Corp.*                                                                                4,471
                      286,000   X-Rite, Inc.                                                                              4,273
                                                                                                           ---------------------
                                                                                                                         66,197
                                                                                                           ---------------------
TECHNOLOGY (SOFTWARE)  3.9%

                      532,000   Pervasive Software, Inc.*                                                                 3,250
                      516,200   Tier Technologies, Inc. (Class B)*                                                        4,259
                      168,800   Websense, Inc.*                                                                           6,446
                                                                                                           ---------------------
                                                                                                                         13,955
                                                                                                           ---------------------

TOTAL COMMON STOCKS (COST $325,577)                                                                                     324,326
                                                                                                           ---------------------


SHORT-TERM INVESTMENTS  8.9%

                   22,641,363   Fremont Money Market Fund(c)                                                             22,641
        $           8,956,520   Repurchase Agreement, State Street Bank, 0.770%, 08/02/04
                                (Maturity Value $8,957) (Cost $8,957) Collateral: FNMA,
                                3.000%, 07/16/13 (Collateral Value $9,137)                                                8,957
                                                                                                           ---------------------

TOTAL SHORT-TERM INVESTMENTS (COST $31,598)                                                                              31,598
                                                                                                           ---------------------

TOTAL INVESTMENTS (COST $357,175++),  100.3%                                                                            355,924
                                                                                                           ---------------------

OTHER ASSETS AND LIABILITIES, NET,  (0.3)%                                                                               (1,221)
                                                                                                           ---------------------

NET ASSETS, 100.0%                                                                                         $            354,703
                                                                                                           =====================

    ++    At July 31, 2004, the aggregate unrealized
          appreciation and depreciation of securities, based
          on their cost for federal income tax purposes,
          were as follows:
                                Cost of investments for tax purposes                                       $            360,193
                                                                                                           =====================
                                Gross tax unrealized appreciation                                          $             42,184
                                Gross tax unrealized depreciation                                                       (46,453)
                                                                                                           ---------------------
                                Net tax unrealized depreciation                                            $             (4,269)
                                                                                                           =====================

FOR FOOTNOTE REFERENCES, SEE "NOTES TO SCHEDULES OF INVESTMENTS IN SECURITIES AND NET ASSETS."

                        FREMONT INSTITUTIONAL YIELD+ FUND
                            July 31, 2004 (Unaudited)

SCHEDULE OF INVESTMENTS IN SECURITIES AND NET ASSETS

                                                                                 Interest       Maturity
           Face Amount        Issuer                                               Rate           Date             Value (000s)
-----------------------------------------------------------------------------------------------------------------------------------
BONDS  98.0%
BUSINESS EQUIPMENT & SERVICES  2.9%

$            1,000,000        Rockwell International Corp.                          7.875%        02/15/05    $              1,030
                                                                                                              ---------------------
                                                                                                                             1,030
                                                                                                              ---------------------
CONSUMER NON-DURABLES  10.0%

             1,500,000        Albertson's, Inc.                                     6.550%        08/01/04                   1,500
             1,000,000        Black & Decker Corp.**                                1.650%        09/23/04                     998
             1,000,000        ConAgra Foods, Inc.                                   7.400%        09/15/04                   1,006
                                                                                                              ---------------------
                                                                                                                             3,504
                                                                                                              ---------------------
CONSUMER SERVICES  2.9%

             1,000,000        Time Warner, Inc.                                     5.625%        05/01/05                   1,023
                                                                                                              ---------------------
                                                                                                                             1,023
                                                                                                              ---------------------
FINANCIAL SERVICES (BANKS)  7.4%

             1,500,000        Barnett Banks, Inc.                                   6.900%        09/01/05                   1,567
             1,000,000        Nordea Bank Finland PLC                               6.500%        01/15/06                   1,054
                                                                                                              ---------------------
                                                                                                                             2,621
                                                                                                              ---------------------
FINANCIAL SERVICES (OTHER)  43.0%

             1,095,000        Ace INA Holdings, Inc.                                8.200%        08/15/04                   1,097
             1,000,000        Allstate Corp. (The)                                  7.875%        05/01/05                   1,040
             1,395,000        Associates Corp. of North America                     6.200%        05/16/05                   1,437
             1,000,000        Bear Stearns Cos., Inc. (The)                         3.000%        03/30/06                   1,001
             1,500,000        CIT Group, Inc.                                       6.625%        06/15/05                   1,553
             1,000,000        DaimlerChrysler NA Holding Corp.                      6.900%        09/01/04                   1,003
               900,000        General Motors Acceptance Corp.                       1.636%        09/13/04                     898
             1,000,000        Home Savings of America                               6.500%        08/15/04                   1,001
             1,000,000        Household Finance Corp.                               8.000%        05/09/05                   1,043
             1,000,000        JP Morgan & Co., Inc.                                 7.625%        09/15/04                   1,007
             1,000,000        Metlife, Inc.                                         3.911%        05/15/05                   1,013
             1,000,000        National Rural Utilities Cooperative Finance Corp.    6.000%        05/15/06                   1,052
             1,000,000        St. Paul Cos., Inc.                                   1.530%        09/07/04                     999
             1,000,000        Textron Financial Corp.                               1.240%        08/02/04                   1,000
                                                                                                              ---------------------
                                                                                                                            15,144
                                                                                                              ---------------------
RAW MATERIALS  2.9%

             1,000,000        ICI Wilmington, Inc.                                  6.950%        09/15/04                   1,005
                                                                                                              ---------------------
                                                                                                                             1,005
                                                                                                              ---------------------
RETAIL  5.7%

             1,000,000        Safeway, Inc.                                         2.500%        11/01/05                     996
             1,000,000        Volkswagen of America                                 1.520%        08/09/04                   1,000
                                                                                                              ---------------------
                                                                                                                             1,996
                                                                                                              ---------------------

                        FREMONT INSTITUTIONAL YIELD+ FUND
                            July 31, 2004 (Unaudited)

SCHEDULE OF INVESTMENTS IN SECURITIES AND NET ASSETS

                                                                                 Interest       Maturity
           Face Amount        Issuer                                               Rate           Date             Value (000s)
-----------------------------------------------------------------------------------------------------------------------------------
TECHNOLOGY (EQUIPMENT)  5.8%

$            1,000,000        Hewlett-Packard Co.                                   7.150%        06/15/05    $              1,041
             1,000,000        Sun Microsystems, Inc.                                7.350%        08/15/04                   1,001
                                                                                                              ---------------------
                                                                                                                             2,042
                                                                                                              ---------------------
U.S. GOVERNMENT & AGENCIES 2.8%

             1,000,000        FHLB                                                  2.250%        06/21/05                   1,000
                                                                                                              ---------------------
                                                                                                                             1,000
                                                                                                              ---------------------
UTILITIES  14.6%

             1,000,000        AT&T Wireless Services, Inc.                          6.875%        04/18/05                   1,031
             1,000,000        Dominion Resources, Inc.                              2.800%        02/15/05                   1,003
             1,000,000        Nynex Capital Funding Co.                             8.750%        12/01/04                   1,020
             1,000,000        Oneok, Inc.                                           7.750%        03/01/05                   1,032
             1,000,000        Southern New England Telecommunications Corp.         7.000%        08/15/05                   1,045
                                                                                                              ---------------------
                                                                                                                             5,131
                                                                                                              ---------------------

TOTAL BONDS (COST $34,616)                                                                                                  34,496
                                                                                                              ---------------------


SHORT-TERM INVESTMENT  0.5%

               172,850        Repurchase Agreement, State Street Bank, 0.770%,
                              08/02/04 (Maturity Value $173) (Cost $173)
                              Collateral: FHLMC, 5.500%, 09/15/11
                              (Collateral Value $177)                                                                          173
                                                                                                              ---------------------

TOTAL SHORT-TERM INVESTMENT (COST $173)                                                                                        173
                                                                                                              ---------------------

TOTAL INVESTMENTS (COST $34,789++),  98.5%                                                                                  34,669
                                                                                                              ---------------------

OTHER ASSETS AND LIABILITIES, NET,  1.5%                                                                                       520
                                                                                                              ---------------------

NET ASSETS, 100.0%                                                                                            $             35,189
                                                                                                              =====================

  ++   At July 31, 2004, the aggregate unrealized appreciation and depreciation of securities, based on their cost for federal income tax purposes, were as follows:
                              Cost of investments for tax purposes                                            $             34,789
                                                                                                              =====================
                              Gross tax unrealized appreciation                                               $                  1
                              Gross tax unrealized depreciation                                                               (121)
                                                                                                              ---------------------
                              Net tax unrealized depreciation                                                 $               (120)
                                                                                                              =====================

FOR FOOTNOTE REFERENCES, SEE "NOTES TO SCHEDULES OF INVESTMENTS IN SECURITIES AND NET ASSETS."

                           FREMONT MUTUAL FUNDS, INC.
        Notes to Schedules of Investments in Securities and Net Assets -
                           July 31, 2004 (Unaudited)

COUNTRY DIVERSIFICATION TABLE

   Country                     Country                                               International
    Code                         Name                             Global Fund         Growth Fund           Bond Fund
----------------------------------------------------------------------------------------------------------------------
     AU       Australia                                                  1.5%                5.0%                  --
     AW       Aruba                                                        --                  --                0.2%
     BM       Bermuda                                                    0.5%                  --                  --
     BR       Brazil                                                       --                  --                0.9%
     CA       Canada                                                     3.4%                3.7%                  --
     DK       Denmark                                                    0.4%                3.6%                  --
     FI       Finland                                                    0.6%                  --                  --
     FR       France                                                     8.4%               16.3%                  --
     DE       Germany                                                    2.0%                7.4%                  --
     HK       Hong Kong                                                  0.5%                4.4%                  --
     IL       Israel                                                     0.5%                  --                  --
     IT       Italy                                                      0.3%                2.5%                  --
     JP       Japan                                                      1.3%                8.3%                  --
     MX       Mexico                                                     1.0%                  --                0.8%
     NL       Netherlands                                                2.3%               10.3%                  -- ***
     NO       Norway                                                     0.8%                  --                  --
     PA       Panama                                                       --                  --                0.1%
     PU       Peru                                                         --                  --                1.1%
     SG       Singapore                                                  0.7%                  --                  --
     ES       Spain                                                      1.2%                2.3%                  --
     SE       Sweden                                                     0.1%                1.0%                  --
     CH       Switzerland                                                1.3%               11.4%                  --
     UK       United Kingdom                                             6.8%               23.2%                1.3%
     US       United States                                             66.3%                0.5%              101.2%
                                                                ------------------------------------------------------
                                                                        99.9%               99.9%              105.6%
              Other assets and liabilities, net                          0.1%                0.1%               (5.6%)
                                                                ------------------------------------------------------
                                                                       100.0%              100.0%              100.0%
                                                                ======================================================

          *** Less than 0.1%.

                           FREMONT MUTUAL FUNDS, INC.

        Notes to Schedules of Investments in Securities and Net Assets -
                           July 31, 2004 (Unaudited)
            (All dollars in thousands except par and exercise price)

The following footnotes and abbreviations relate to the Schedules of Investments in Securities and Net Assets.

*     Non-income producing security

** Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors.

***   Less than $1.

(a)   Represents discount rate or yield to maturity at the date of acquisition.

(b) These securities represent investments in portfolio companies, 5% or more of whose outstanding voting securities are held by the Fund, are defined in the Investment Company Act of 1940 as "affiliated" companies. The U.S. Micro-Cap Fund and Institutional U.S. Micro-Cap Fund had investments in such affiliated companies. A summary of transactions for each issuer who is an affiliate during the nine months ended July 31, 2004, follows:

      FREMONT U.S. MICRO-CAP FUND

                                             Share        Aggregate   Aggregate      Net                   Share         Value,
                                            Balance,       Purchase     Sales      Realized               Balance,      Jul. 31,
Issuer                                   Oct. 31, 2003       Cost       Cost      Gain (Loss)   Income  Jul. 31, 2004     2004
------------------------------------------------------------------------------------------------------------------------------------
Anaren, Inc.                                1,113,400      $     --   $      --   $       --    $ --    1,113,400     $   13,350
BHA Group Holdings, Inc. (Class A)            421,300            --          --           --     211      421,300         15,988
Ceragon Networks Ltd.                              -- +++    15,131          --           --      --    2,131,800         10,233
Clean Harbors, Inc.                                -- +++     8,580         796           49      --    1,112,600         10,681
COMARCO, Inc.                                      -- +++     4,500          --           --      --      469,900          3,289
Computer Access Technology Corp.                   -- +++     5,699          --           --      --    1,209,500          5,165
Exfo Electro-Optical Engineering, Inc.             -- +++     4,863         213           (7)     --    1,279,000          6,011
hi/fn, inc                                    808,700         2,164         646          648      --      857,400          7,845
Intevac, Inc.                                      -- +++     7,787       2,069          116      --    1,076,900          4,738
NeoPharm, Inc.                              1,435,920         3,583       1,998        1,390      --    1,528,520          9,630
Northern Technologies International Corp.     330,450            --          --           --      17      330,450          1,768
PDF Solutions, Inc.                         1,518,200            --      10,245        6,839      --           -- ++++        -- +++
Perma-Fix Environmental Services, Inc.      1,856,400            --       5,037        1,663      --           -- ++++        --
Rimage Corp.                                       -- +++     2,068         222          112      --      491,900          6,690
RIT Technologies, Inc.                        876,900            --          --           --      --      876,900          1,210
Sensytech, Inc.                               377,000            --       3,369        1,832      --           -- ++++        -- +++
Trident Microsystems, Inc.                  1,034,900         9,799      10,020        9,585      --    1,152,800         14,076
TVI Corp.                                          -- +++     6,623          --           --      --    1,562,600          6,438
Vixel Corp.                                 2,021,200            --       9,751       12,482      --           -- ++++        -- +++
                                                           -----------------------------------------                  ----------
                                                           $ 70,797   $  44,366   $   34,709   $ 228                  $  117,112
                                                           =========================================                  ==========

+++   Issuer is not an affiliated company at October 31, 2003.
++++  Issuer is not an affiliated company at July 31, 2004.

                           FREMONT MUTUAL FUNDS, INC.

        Notes to Schedules of Investments in Securities and Net Assets -
                           July 31, 2004 (Unaudited)
            (All dollars in thousands except par and exercise price)

      FREMONT INSTITUTIONAL U.S. MICRO-CAP FUND


                                         Share         Aggregate   Aggregate      Net                  Share          Value,
                                        Balance,        Purchase     Sales      Realized               Balance,      Jul. 31,
Issuer                               Oct. 31, 2003        Cost       Cost      Gain (Loss)   Income  Jul. 31, 2004     2004
---------------------------------------------------------------------------------------------------------------------------------
BHA Group Holdings, Inc. (Class A)        316,500     $       --   $       --   $       --   $ 158      316,500     $   12,011
Ceragon Networks Ltd.                          -- +++     10,637           --           --      --    1,502,200          7,211
Clean Harbors, Inc.                            -- +++      6,227          573          (22)     --      800,200          7,682
Computer Access Technology Corp.               -- +++      4,680           --           --      --      995,400          4,250
hi/fn, inc.                               548,200          1,778          422          356      --           -- ++++        -- ++++
NeoPharm, Inc.                          1,003,441          2,310        1,386         (893)     --           -- ++++        -- ++++
Northern Technologies
International Corp.                            -- +++        111           --           --       9      196,900          1,053
PDF Solutions, Inc.                     1,176,200             --        8,049        4,251      --           -- ++++        -- ++++
Vixel Corp.                             1,317,100             --        5,658        7,513      --           -- ++++        -- ++++
                                                      --------------------------------------------                  ----------
                                                      $   25,743   $   16,088   $   11,205   $ 167                  $   32,207
                                                      ============================================                  ==========

+++   Issuer is not an affiliated company at October 31, 2003.
++++  Issuer is not an affiliated company at July 31, 2004.

(c) Affiliated issuer. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, each Fund may invest cash in money market funds sponsored and managed by the Advisor. The terms of such transactions are identical to those of non-related entities.

(d)   Variable rate security. The rate listed is as of July 31, 2004.

(e)   Board valued security and illiquid.

(f)   Inflationary Bond.

(g)   Illiquid security.

+     On deposit with broker for initial margin on futures contracts.

                           FREMONT MUTUAL FUNDS, INC.

        Notes to Schedules of Investments in Securities and Net Assets -
                           July 31, 2004 (Unaudited)

PORTFOLIO ABBREVIATIONS

ADR          American Depository Receipt
AG           Aktiengesellschaft
AMBAC        American Municipal Bond Assurance Corp.
AN           Agency Note
ARM          Adjustable Rate Mortgage
AS           Aksje Selskap
BHD          Berhad
BV           Betriebskostenverordnung
CD           Certificate of Deposit
CP           Commercial Paper
CTFS         Certificates
DN           Discount Note
FGIC         Financial Guaranty Insurance Corp.
FHLB         Federal Home Loan Bank
FHLMC        Federal Home Loan Mortgage Corp.
FNMA         Federal National Mortgage Association
FRN          Floating Rate Note
FSA          FSA Capital, Inc.
GNMA         Government National Mortgage Association
LLC          Limited Liability Corp.
MBIA         Municipal Bond Investor Assurance Corp.
MTN          Medium Term Note
MUD          Municipal Utility District
NA           National Association
NV           Nederland
NZ           New Zealand
PLC          Public Limited Company
SA           Sociedad Anonima
SPA          Societa per Azioni
ST GTD       State Guaranteed
TBA          To Be Announced
TOB          Tobacco

CURRENCY ABBREVIATIONS

AU$          Australian Dollar
(pound)      British Pound
CN$          Canadian Dollar
DM           Deutsche Mark
(euro)       Euro
(Yen)        Japanese Yen
NK           Norwegian Kroner
NZ$          New Zealand Dollar
SG$          Singapore Dollar
$            U.S. Dollar

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant's President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


         (Registrant) Fremont Mutual Funds, Inc.
                      ----------------------------------------------------------

         By (Signature and Title) /s/ Deborah L. Duncan
                                 -----------------------------------------------
                                 Deborah L. Duncan, President

         Date September 24, 2004
              ------------------------------------------------------------------

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


         By (Signature and Title) /s/ Deborah L. Duncan
                                 -----------------------------------------------
                                 Deborah L. Duncan, President

         Date September 24, 2004
              ------------------------------------------------------------------


         By (Signature and Title) /s/ James E. Klescewski
                                 -----------------------------------------------
                                 James E. Klescewski, Treasurer

         Date September 24, 2004
              ------------------------------------------------------------------